UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2006 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF
THOUSANDS	DESCRIPTION	PURCHASE			MATURITY

	Commercial Paper (73.4%)
	Asset-Backed - Auto (8.1%)
$10,283	DaimlerChrysler Revolving Auto Conduit LLC	4.64 - 4.69%		04/06/06 - 04/18/06	$10,271,617
3,545	New Center Asset Trust	4.84		04/03/06	3,544,047
5,000	New Center Asset Trust - A1	4.81		04/06/06	4,996,667
					18,812,331
	Finance - Automotive (2.6%)
6,000	Toyota Motor Credit Corp.	4.64		04/06/06	5,996,142

	Finance - Consumer (3.5%)
8,130	HSBC Finance Corp.	4.68		04/13/06	8,117,371

	Insurance (4.9%)
11,500	American General Finance Corp.	4.72 - 4.78		04/11/06 - 04/24/06	11,480,622

	International Banks (52.2%)
700	ABN AMBRO N.A. Finance, Inc.	4.69		04/20/06	698,282
10,600	Barclays U.S. Funding Corp.	4.65-4.68		04/18/06 - 04/21/06	10,574,857
11,600	BNP Paribas Finance, Inc.	4.60-4.73		04/04/06 - 04/20/06	11,590,289
550	Calyon North America, Inc.	4.75		05/22/06	546,338
7,170	Dexia Delaware LLC	4.59-4.63		04/04/06 - 04/07/06	7,164,944
10,168	DnB NOR Bank A.S.A.	4.67-4.88		04/18/06 - 06/12/06	10,127,535
1,050	Fortis Banque Luxembourg	4.69		04/11/06	1,048,641
3,170	HBOS Treasury Services plc	4.85-4.90		06/02/06 - 06/08/06	3,141,623
7,650	ING (U.S.) Funding LLC	4.65-4.68		04/12/06 - 04/21/06	7,638,418
5,000	Natexis Banques Populaires U.S. Finance Co. LLC	4.83		07/24/06	4,925,267
11,520	Nordea North America, Inc.	4.62-4.66		04/05/06 - 04/24/06	11,499,991
6,500	Royal Bank of Scotland plc	4.78		05/09/06	6,467,410
10,485	Sanpaolo IMI U.S. Financial Co.	4.78-4.80		04/03/06 - 05/30/06	10,468,679
10,950	Societe Generale N.A., Inc.	4.65-4.96		04/03/06 - 10/06/06	10,909,009
2,400	Spintab AB	4.64-4.69		04/13/06 - 04/18/06	2,396,055
1,500	Svenska Handelsbanken Inc.	4.62		04/05/06	1,499,233
9,300	Swedbank Inc.	4.64-4.82		04/20/06 - 06/09/06	9,226,003
11,790	UBS Finance (Delaware) LLC	4.60-4.79		04/10/06 - 06/06/06	11,755,693
					121,678,267
	Investment Banks/Brokers (2.1%)
5,000	Goldman Sachs Group, Inc.	4.79		04/17/06	4,989,378

	Total Commercial Paper (Cost $171,074,111)				171,074,111

	Floating Rate Notes (16.8%)
3,000	American Express Credit Corp.	4.92	†	04/18/06††	3,000,763
5,000	General Electric Capital Corp.	5.06	†	06/19/06††	5,003,278
9,700	State Street Bank & Trust Co.	4.81-4.88	†	06/01/06 - 06/15/06††	9,701,504
8,000	Wells Fargo & Co.	5.00	†	06/15/06††	8,004,951
3,500	Wells Fargo Bank, N.A.	4.80	†	04/03/06††	3,500,000
10,000	U.S. Bank, N.A., Cincinnati	4.75	†	04/28/06††	9,998,866

	Total Floating Rate Notes (Cost $39,209,362)				39,209,362

	Short-Term Bank Note (4.3%)
10,000	Bank of America Corp. (Cost $10,000,000)	4.65		04/25/06	10,000,000

	Bankers’ Acceptances (3.1%)
7,370	JP Morgan Chase & Co. (Cost $7,314,127)	4.57-5.05	04/10/06 - 08/15/06	7,314,127

	Certificates of Deposit (2.1%)
	Domestic Banks
5,000	First Tennessee Bank, N.A. (Cost $5,000,000)	4.70	04/19/06	5,000,000

	U.S Government Agency (0.3%)
612	Federal National Mortgage Assoc. (Cost $605,029)	4.74	06/28/06	605,029

	Total Investments (Cost $233,202,629) (a)	100.0%		233,202,629

	Liabilities in Excess of Other Assets	0.0		(36,730)

	Net Assets	100.0%		$233,165,899

(a)	Cost is the same for federal income tax purposes.
†	Rate shown is the rate in effect at March 31, 2006.
††	Date of next interest rate reset.

PERCENT OF
SUMMARY OF INVESTMENTS	MARKET VALUE
1-30 Days	75.2%
31-60 Days	4.2
61-90 Days	16.7
91-120 Days	2.7
121+ Days	1.2
100%

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments March 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (35.7%)
	Aerospace & Defense (0.3%)
$230	McDonnell Douglas Corp.	6.875%	11/01/06	$231,852
195	Northrop Grumman Corp.	4.079	11/16/06	193,636
30	Raytheon Co.	6.15	11/01/08	30,591
111	Raytheon Co.	6.75	08/15/07	112,774
				568,853
	Air Freight/Couriers (0.1%)
130	Fedex Corp.	2.65	04/01/07	126,404

	Airlines (0.2%)
258	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	258,551

	Auto Parts: O.E.M. (0.2%)
290	Johnson Controls, Inc.	5.00	11/15/06	289,036

	Beverages: Alcoholic (0.2%)
385	Miller Brewing Co. - 144A*	4.25	08/15/08	375,807

	Building Products (0.1%)
145	Masco Corp.	4.625	08/15/07	143,181

	Cable/Satellite TV (0.5%)
490	Comcast Cable Communications, Inc.	6.875	06/15/09	507,107
242	Cox Communications Inc.	5.45	12/14/07	243,663
150	Cox Communications Inc.	7.75	08/15/06	151,101
				901,871
	Casino/Gaming (0.3%)
415	Harrahs Operating Co. Inc.	7.125	06/01/07	422,146

	Chemicals: Major Diversified (0.1%)
135	ICI Wilmington Inc.	4.375	12/01/08	130,238

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95	05/15/09	93,237

	Department Stores (0.5%)
230	Federated Department Stores, Inc.	6.625	09/01/08	236,424
525	May Department Stores Co., Inc.	3.95	07/15/07	514,188
				750,612
	Drugstore Chains (0.1%)
175	CVS Corp.	3.875	11/01/07	171,143

	Electric Utilities (6.0%)
330	Ameren Corp.	4.263	05/15/07	325,725
520	Appalachian Power Co. (Series G)	3.60	05/15/08	501,327
710	Carolina Power & Light Company Inc.	6.80	08/15/07	722,617
410	CC Funding Trust I	6.90	02/16/07	414,553
248	Columbus Southern Power Co.	4.40	12/01/10	236,315

1,050	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	1,049,977
245	Consumers Energy Co.	4.80		02/17/09	240,176
330	Dominion Resources Inc.	5.687		05/15/08	330,749
635	DTE Energy Co.	6.45		06/01/06	636,090
240	Duke Energy Corp.	3.75		03/05/08	233,292
170	Entergy Gulf States, Inc.	3.60		06/01/08	162,670
220	Entergy Gulf States, Inc.	4.81	†	12/01/09	217,677
45	Entergy Gulf States - 144A*	5.21	†	12/08/08	45,053
765	FPL Group Capital Inc.	3.25		04/11/06	764,751
495	FPL Group Capital Inc.	5.551		02/16/08	496,090
570	Pacific Gas & Electric Co.	3.60		03/01/09	542,434
90	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	87,774
390	Peco Energy Co.	3.50		05/01/08	375,047
775	Pinnacle West Capital Corp.	6.40		04/01/06	775,000
1,150	Public Service Electric & Gas Co.	5.065		06/23/06	1,150,132
330	Southwestern Public Service Company	6.20		03/01/09	336,725
200	Wisconsin Electric Power Co.	3.50		12/01/07	194,137
					9,838,311
	Electrical Products (0.3%)
420	Cooper Industries Inc.	5.25		07/01/07	418,330

	Environmental Services (0.1%)
60	USA Waste Services, Inc.	7.125		10/01/07	61,440
130	WMX Technologies, Inc.	7.00		10/15/06	131,149
					192,589
	Finance/Rental/Leasing (2.2%)
560	American Honda Finance Corp. - 144A*	3.85		11/06/08	540,470
330	CIT Group, Inc.	2.875		09/29/06	326,496
370	CIT Group, Inc.	4.75		08/15/08	365,375
540	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	516,998
250	MBNA Corp.	4.72		05/05/08	251,976
815	Nationwide Buildings Society - 144A* (United Kingdom)	2.625		01/30/07	798,363
340	Residential Capital Corp.	6.125		11/21/08	340,749
525	SLM Corp.	4.00		01/15/10	495,585
					3,636,012
	Financial Conglomerates (2.8%)
95	Bank One Corp. (Series MTNA)	6.00		02/17/09	96,601
475	Bank One NA Illinois	4.81		05/05/06	474,962
150	Chase Manhattan Corp.	6.00		02/15/09	152,404
55	Chase Manhattan Corp.	7.00		11/15/09	57,756
315	Citicorp	6.375		11/15/08	323,941
195	Citigroup Global Markets Inc.	5.00	†	12/12/06	195,237
555	Citigroup Inc.	5.50		08/09/06	555,973
120	General Electric Capital Corp.	4.25		12/01/10	114,636
965	General Electric Capital Corp.	5.375		03/15/07	966,309
410	ING Security Life Institutional - 144A*	2.70		02/15/07	399,703
515	Pricoa Global Funding I - 144A*	3.90		12/15/08	496,148
340	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	348,370
475	Prudential Insurance Co. - 144A*	6.375		07/23/06	476,702
					4,658,742
	Food Retail (0.8%)
1,045	Kroger Co.	7.625		09/15/06	1,054,570
230	Safeway Inc.	7.50		09/15/09	243,407
					1,297,977
	Food: Major Diversified (1.0%)
440	General Mills Inc.	3.875		11/30/07	429,557
280	Heinz (H.J.) Co. - 144A*	6.428		12/01/08	285,118

200	Kraft Foods Inc.	4.00		10/01/08	193,581
675	Kraft Foods Inc.	5.25		06/01/07	673,782
					1,582,038
	Forest Products (0.0%)
30	Weyerhaeuser Co.	6.125		03/15/07	30,141

	Gas Distributors (0.5%)
180	NiSource Finance Corp.	5.344		11/23/09	180,757
10	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628		09/15/06	9,579
650	Sempra Energy	4.75		05/15/09	636,922
					827,258
	Home Furnishings (0.2%)
305	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	307,118

	Hotels/Resorts/Cruiselines (0.3%)
285	Hyatt Equities LLC - 144A*	6.875		06/15/07	289,028
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	132,925
					421,953
	Household/Personal Care (0.3%)
425	Clorox Co. (The) - 144A*	5.025	†	12/14/07	426,089

	Industrial Conglomerates (0.1%)
165	Textron Financial Corp.	4.125		03/03/08	161,521

	Insurance Brokers/Services (0.5%)
800	Marsh & McLennan Companies Inc.	5.375		03/15/07	797,982

	Integrated Oil (0.4%)
725	Conoco Funding Co. (Canada)	5.45		10/15/06	725,601

	Investment Banks/Brokers (1.0%)
775	Goldman Sachs Group Inc. (The)	4.125		01/15/08	760,087
35	Lehman Brothers Holdings, Inc.	4.721		04/20/07	35,063
775	Lehman Brothers Holdings, Inc.	8.25		06/15/07	799,721
					1,594,871
	Investment Managers (0.9%)
1,100	TIAA Global Markets - 144A*	3.875		01/22/08	1,072,960
455	TIAA Global Markets - 144A*	5.00		03/01/07	453,210
					1,526,170
	Life/Health Insurance (2.1%)
1,205	Genworth Financial, Inc.	5.06		06/15/07	1,207,633
545	John Hancock Financial Services, Inc.	5.625		12/01/08	550,054
270	John Hancock Global Funding - 144A*	5.625		06/27/06	270,268
695	Met Life Global Funding I - 144A*	3.375		10/05/07	674,493
175	MetLife, Inc.	5.25		12/01/06	174,912
350	Monumental Global Funding II - 144A*	4.375		07/30/09	339,603
300	Monumental Global Funding II - 144A*	3.85		03/03/08	291,935
					3,508,898
	Major Banks (3.3%)
720	ABN Amro Bank (Netherlands)	4.80		05/11/07	720,719
445	Bank of America Corp.	3.375		02/17/09	423,098
300	Bank of America Corp.	4.75		10/15/06	299,270
320	Bank of America Corp.	5.25		02/01/07	319,930
215	Bank of New York Co., Inc. (The)	5.20		07/01/07	214,626
840	Branch Banking & Trust Corp.	4.90		06/04/07	841,051
285	Huntington National Bank	2.75		10/16/06	281,323
510	Key Bank NA	7.125		08/15/06	513,230

820	Suntrust Bank Atlanta	7.25		09/15/06	826,899
235	Wachovia Corp.	3.625		02/17/09	224,677
720	Wachovia Corp.	4.95	†	11/01/06	718,662
					5,383,485
	Major Telecommunications (1.5%)
300	Deutsche Telekom International Finance Corp. (Netherlands)	8.00	†	06/15/10	327,003
1,000	GTE Corp.	6.36		04/15/06	1,000,258
285	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	274,786
660	Verizon Global Funding Corp.	6.125		06/15/07	666,000
150	Verizon Global Funding Corp.	7.25		12/01/10	159,431
					2,427,478
	Managed Health Care (0.4%)
175	UnitedHealth Group Inc.	4.125		08/15/09	168,631
105	UnitedHealth Group Inc.	5.20		01/17/07	104,989
400	WellPoint Health Networks Inc.	6.375		06/15/06	401,032
					674,652
	Media Conglomerates (0.5%)
465	Time Warner, Inc.	6.125		04/15/06	465,096
400	Time Warner, Inc.	6.15		05/01/07	403,102
					868,198
	Medical Specialties (0.3%)
495	Baxter International Inc.	5.196		02/16/08	493,233

	Motor Vehicles (0.7%)
155	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	150,272
335	DaimlerChrysler North American Holdings Co.	5.32		03/13/09	335,330
730	DaimlerChrysler North American Holdings Co.	6.40		05/15/06	730,861
					1,216,463
	Multi-Line Insurance (1.1%)
180	American General Finance Corp. (Series MTNF)	5.875		07/14/06	180,442
690	American General Finance Corp. (Series MTNH)	4.625		09/01/10	665,264
120	AXA Financial Inc.	6.50		04/01/08	122,625
335	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	333,607
190	International Lease Finance Corp.	3.75		08/01/07	185,969
415	International Lease Finance Corp.	4.625		06/02/08	408,741
					1,896,648
	Oil & Gas Pipelines (0.3%)
500	Enbridge Energy Partners	4.00		01/15/09	478,646

	Other Consumer Services (0.2%)
400	Cendant Corp.	6.25		01/15/08	404,844

	Other Metals/Minerals (0.1%)
210	Brascan Corp. (Canada)	8.125		12/15/08	223,329

	Property - Casualty Insurers (1.2%)
580	Allstate Finance Global Funding II - 144A*	2.625		10/22/06	571,169
595	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	579,065
195	Platinum Underwriters Finance Holdings, Ltd. - 144A*	6.371		11/16/07	194,302
285	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	282,553
375	XLLIAC Global Funding - 144A*	4.80		08/10/10	363,851
					1,990,940
	Pulp & Paper (0.3%)
275	International Paper Co.	3.80		04/01/08	265,982
260	Sappi Papier Holding AG - 144A* (Austria)	6.75		06/15/12	247,640
					513,622

	Railroads (0.8%)
315	Burlington North Santa Fe Railway Co.	6.125	03/15/09	321,944
165	Norfolk Southern Corp.	7.35	05/15/07	168,825
160	Union Pacific Corp.	3.625	06/01/10	149,094
670	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	685,114
				1,324,977
	Real Estate Development (0.5%)
191	World Financial Properties - 144A*	6.95	09/01/13	200,754
648	World Financial Properties - 144A* (Series 1996 WFP- B)	6.91	09/01/13	679,831
				880,585
	Regional Banks (0.4%)
400	U.S. Bank NA	2.85	11/15/06	394,473
310	U.S. Bancorp	5.10	07/15/07	308,812
				703,285
	Savings Banks (0.9%)
155	Household Finance Corp.	4.125	12/15/08	150,374
670	Household Finance Corp.	6.40	06/17/08	685,019
100	Sovereign Bank (Series CD)	4.00	02/01/08	97,817
165	Washington Mutual Inc.	7.50	08/15/06	166,406
350	Washington Mutual Inc.	8.25	04/01/10	381,247
				1,480,863
	Trucks/Construction/Farm Machinery (0.7%)
405	Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	395,017
435	John Deere Capital Corp.	3.375	10/01/07	423,128
270	John Deere Capital Corp.	4.50	08/22/07	267,222
				1,085,367
	Wireless Telecommunications (0.3%)
510	Vodafone Group PLC (United Kingdom)	4.611	12/28/07	510,410

	Total Corporate Bonds (Cost $61,051,374)			58,739,705

	Asset-Backed Securities (19.5%)
	Finance/Rental/Leasing
1,700	BMW Vehicle Owner Trust 2005-A A3	4.04	02/25/09	1,682,142
1,500	Capital Auto Receivables Asset Trust 2006-1 A3	5.03	10/15/09	1,494,503
800	Capital One Multi-Asset Execution Trust 2005-A2 A2	4.05	02/15/11	783,381
900	Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	887,436
1,500	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	1,465,684
1,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	1,259,180
370	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	363,960
650	CNH Equipment Trust 2005-A A3	4.02	04/15/09	641,192
1,000	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	981,342
825	DaimlerChrysler Auto Trust 2005-B A3	4.04	09/08/09	814,392
1,400	DiamlerChrysler Auto Trust 2004-A A4	2.58	04/08/09	1,362,062
435	Fifth Third Auto Trust 2004-A A3	3.19	02/20/08	432,064
700	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	693,769
1,050	GE Equipment Small Ticket LLC -2005-2A	4.88	10/22/09	1,043,064
850	Harley Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	837,104
248	Harley-Davidson Motorcycle Trust 2002-2 A2	3.09	06/15/10	245,038
1,064	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	1,048,073
900	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	882,247
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	734,949
625	Hertz Vehicle Financing LLC 2005-2A A2	4.93	02/25/10	618,164
550	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	542,834
1,150	Honda Auto Receivables Owner Trust 2005-5 A3	4.61	07/15/09	1,140,888
850	Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	845,788

1,025	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,010,263
825	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	793,797
1,100	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	1,065,451
1,175	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	1,158,826
250	Structured Asset Investment Loan Trust 2003-BC4 M2	6.818		06/25/33	251,663
982	TXU Electric Delivery Transition Bond Company LLC 2004-1 A1	3.52		11/15/11	954,165
1,400	USAA Auto Owner Trust 2004-1 A4	2.67		10/15/10	1,362,729
800	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	790,010
1,200	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	1,189,070
575	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	567,338
850	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	844,691
1,400	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	1,380,336

	Total Asset-Backed Securities (Cost $32,698,545)				32,167,595

	U.S. Government Agencies - Mortgage-Backed Securities (13.0%)
79	Federal Home Loan Mortgage Corp.	7.50		08/01/32	82,320
492	Federal Home Loan Mortgage Corp. PC Gold	7.50		02/01/27-04/01/32	514,010
425	Federal Home Loan Mortgage Corp. (ARM)	3.542		07/01/34	415,708
638	Federal Home Loan Mortgage Corp. (ARM)	4.155		08/01/34	631,028
1,074	Federal Home Loan Mortgage Corp. (ARM)	4.345		10/01/33	1,051,278
1,007	Federal Home Loan Mortgage Corp. (ARM)	4.374		07/01/35	992,429
421	Federal National Mortgage Assoc.(ARM)	3.568		07/01/34	417,310
229	Federal National Mortgage Assoc.(ARM)	3.765		06/01/34	228,094
572	Federal National Mortgage Assoc.(ARM)	4.114		09/01/34	566,108
781	Federal National Mortgage Assoc.(ARM)	4.193		05/01/35	775,371
706	Federal National Mortgage Assoc.(ARM)	4.30		04/01/35	698,085
668	Federal National Mortgage Assoc.(ARM)	4.354		05/01/35	660,207
627	Federal National Mortgage Assoc.(ARM)	4.492		04/01/35	619,878
1,129	Federal National Mortgage Assoc.(ARM)	4.517		05/01/35	1,111,214
774	Federal National Mortgage Assoc.(ARM)	4.627		07/01/33	773,868
737	Federal National Mortgage Assoc.(ARM)	4.767		07/01/35	725,940
1,027	Federal National Mortgage Assoc.(ARM)	4.785		09/01/35	1,012,197
1,469	Federal National Mortgage Assoc.	6.50		01/01/32-11/01/33	1,502,407
500	Federal National Mortgage Assoc.	7.00		***	515,000
5,850	Federal National Mortgage Assoc.	7.00		11/01/24-12/01/35	6,027,769
1,942	Federal National Mortgage Assoc.	7.50		03/01/24-08/01/32	2,030,065

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $21,723,602)				21,350,286

	Collateralized Mortgage Obligations (14.8%)
	U.S. Government Agencies (2.4%)
1,600	Federal Home Loan Mortgage Corp. Ser 2644 Class AU (PAC)	3.50		05/15/22	1,563,491
864	Federal Home Loan Mortgage Corp. Ser 2182 Class ZC	7.50		09/15/29	903,567
903	Federal National Mortgage Assoc. Ser 2005-27 Class NA (PAC)	5.50		01/25/24	902,916
558	Federal National Mortgage Assoc. Ser 2005-52 Class PA (PAC)	6.50		06/25/35	574,742

	Total U.S. Government Agencies				3,944,716

	Private Issues (12.4%)
648	Bear Stearns Alt-A Ser 2003-3 Class 3A	5.168	†	10/25/33	649,381
998	Countrywide Alt LN Ser 2006-OA1 Class 1A2	4.905	†	03/20/46	997,844
823	Countrywide Alt LN Ser 2006-OA4 Class A2	5.088	†	04/25/46	822,972
3,583	Countrywide Alt LN Ser 2005-81 Class X1 (IO)	0.955	†	01/25/36	200,994
5,239	Countrywide Alt LN Ser 2006-OA1 Class 2X (IO)	1.04	†	03/20/46	269,306
800	Greenpoint Mortgage Funding Ser 2006-AR2 Class 4A1	5.75	†	02/25/35	818,000

3,477	Greenpoint Mortgage Funding Ser 2005-AR3 Class X1 (IO)	1.206	†	08/25/45	114,634
5,071	Greenpoint Mortgage Funding Ser 2005-AR4 Class X4 (IO)	1.99	†	10/25/45	164,024
873	Harborview Mortgage LN Ser 2006-1 Class 2A1A	5.016	†	03/19/36	874,102
801	Harborview Mortgage LN Ser 2005-12 Class 2A11	5.478	†	10/19/35	821,225
1,694	Harborview Mortgage LN Ser 2005-16 Class 4A1A	5.618	†	01/19/36	1,731,281
5,842	Harborview Mortgage LN Ser 2005-3 Class X2 (IO)	0.321	†	06/19/35	153,351
4,844	Harborview Mortgage LN Ser 2006-1 Class X1 (IO)	0.414	†	03/19/37	251,267
8,956	Harborview Mortgage LN Ser 2005-16 Class X3 (IO)	0.599	†	01/19/36	316,262
3,383	Harborview Mortgage LN Ser 2005-16 Class X1 (IO)	1.045	†	01/19/36	120,419
6,362	Harborview Mortgage LN Ser 2005-2 (IO)	1.464	†	05/19/35	166,994
920	Harborview Mortgage LN Ser 2006-1 Class P01 (PO)	0.00	†	03/19/37	690
4,482	Indymac Index Mortgage LN Ser 2005-AR12 Class AX2 (IO)	1.056	†	07/25/35	162,482
819	Luminent Mortgage Trust Ser 2006-1 Class A1	5.058	†	04/25/36	820,188
871	Luminent Mortgage Trust Ser 2006-2 Class A1B	5.098	†	02/25/46	872,174
1,100	Mortgageit Trust Ser 2006-1 Class 2A1B	4.85	†	04/25/36	1,103,464
1,325	Residential Accredit Loans Inc. Ser 2006-Q02 Class A2	4.875	†	02/25/46	1,328,562
532	Residential Accredit Loans Inc. Ser 2006-Q01 Class 1A1	5.078	†	02/25/46	531,813
425	Residential Accredit Loans Inc. Ser 2006-Q01 Class 2A1	5.088	†	02/25/46	426,074
1,400	Structured Asset Mortgage Investment Inc. Ser 2006-AR3 Class AR3	4.76	†	04/25/06	1,400,000
1,932	Structured Asset Mortgage Investment Inc. Ser 2006-AR1-2 Class A2	5.128	†	02/25/36	1,932,387
1,059	Washington Mutual Mortgage Pass-Through Certificates Ser 2005-AR13 A1B3	5.178	†	10/25/45	1,063,355
1,083	Washington Mutual Mortgage Pass-Through Certificates Ser 2005-AR8 2AB3	5.178	†	07/25/45	1,086,212
946	Washington Mutual Mortgage Pass-Through Certificates Ser 2005-AR15 A1B3	5.158	†	11/25/45	951,199
8,143	Washington Mutual Mortgage Ser 2004-AR12 Class X (IO)	0.634	†	10/25/44	142,505
3,283	Washington Mutual Mortgage Ser 2004-AR8 Class X (IO)	0.609	†	06/25/44	61,554
5,630	Washington Mutual Mortgage Ser 2004-AR10 Class X (IO)	0.609	†	07/25/44	105,572

	Total Private Issues				20,460,287

	Total Collateralized Mortgage Obligations (Cost $24,465,780)				24,405,003

	U.S. Government Obligation (6.0%)
10,000	U.S. Treasury Note (Cost $9,892,698)	3.125		05/15/07	9,813,290

	Foreign Government Obligations (0.2%)
160	Quebec Province (Canada)	5.50		04/11/06	160,001
190	United Mexican States (Mexico)	8.375		01/14/11	210,995

	Total Foreign Government Obligations (Cost $386,860)				370,996

	Short-Term Investments (11.6%)
	U.S. Government Agencies & Obligation (9.3%)
8,100	Federal Home Loan Mortgage Corp.	2.75		08/15/06	8,034,860
7,410	Federal Home Loan Mortgage Corp.	3.625		02/15/07	7,317,219
75	U.S. Treasury Bill** (a)	4.26		01/12/06	74,104

	U.S. Government Agencies & Obligation (Cost $15,683,863)				15,426,183

	Repurchase Agreement (2.3%)

3,852	The Bank of New York (dated 03/31/06; proceeds $3,854,231) (b) (Cost $3,852,726)	4.688		04/03/06	3,852,726

	Total Short-Term Investments (Cost $19,536,589)				19,278,909

Total Investments (Cost $169,755,448) (c) (d)	100.8%	166,125,784
Liabilities in Excess of Other Assets	(0.8)	(1,379,038)
Net Assets	100.0%	$164,746,746

PC	Participation Certificate.
IO	Interest Only security.
PO	Principal Only security.
ARM	Adjustable Rate Mortgage. Interest rate shown is the rate in effect as of March 31, 2006.
PAC	Planned Amortization Class.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $29,920.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security; rate shown is the rate in effect at March 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by $4,678,736 FNMA 5.5% due 08/01/35 valued at $4,305,947.
(c)

Securities have been designated as collateral in an amount equal to $47,630,487 in connection with securities purchased on a forward commitment basis, when-issued securities and open futures contracts.

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(d)	The aggregate gross unrealized appreciation is $71,010 and the aggregate gross unrealized depreciation is $3,700,674, resulting in net unrealized depreciation of $3,629,664.

Futures Contracts Open at March 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
160	Long	U.S. Treasury Notes 2 year June 2006	$32,830,000	$(58,072)
79	Short	U.S. Treasury Notes 5 year June 2006	8,250,563	41,930

	Net Unrealized Depreciation			$(16,142)

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments March 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (59.1%)
	Advertising/Marketing Services (0.7%)
$935	Interpublic Group of Companies, Inc. (The)	5.40%		11/15/09	$867,213
2,130	WPP Finance (UK) Corp. (United Kingdom)	5.875		06/15/14	2,106,647
					2,973,860
	Aerospace & Defense (0.7%)
2,739	Raytheon Co.	6.15		11/01/08	2,792,991

	Air Freight/Couriers (1.1%)
4,179	FedEx Corp. (Series 97-A)	7.50		01/15/18	4,580,216

	Airlines (1.4%)
2,348	America West Airlines, Inc. (Class A)	6.85		07/02/09	2,311,637
1,496	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	1,544,694
1,865	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	1,868,981
					5,725,312
	Apparel/Footwear Retail (0.4%)
1,825	Limited Brands, Inc.	6.95		03/01/33	1,786,821

	Auto Parts: O.E.M. (0.3%)
1,420	Lear Corp. (Series B)	8.11		05/15/09	1,321,478

	Beverages: Alcoholic (0.6%)
2,635	FBG Finance Ltd.- 144A* (Australia)	5.125		06/15/15	2,472,389

	Cable/Satellite TV (1.7%)
1,650	Comcast Cable Communications Inc.	6.75		01/30/11	1,716,944
2,530	Cox Communications, Inc.	7.75		11/01/10	2,708,238
1,235	Echostar DBS Corp.	6.375		10/01/11	1,213,387
970	Echostar DBS Corp.	6.625		10/01/14	942,112
445	TCI Communications, Inc.	7.875		02/15/26	489,173
					7,069,854
	Casino/Gaming (0.8%)
3,500	Harrah’s Operating Co., Inc.	5.625		06/01/15	3,359,496

	Containers/Packaging (0.6%)
2,435	Sealed Air Corp. - 144A*	5.625		07/15/13	2,370,073

	Department Stores (0.5%)
1,875	May Department Stores Co., Inc.	5.95		11/01/08	1,898,694

	Discount Stores (0.2%)
763	Wal-Mart Stores, Inc. (Series 92A1)	7.49		06/21/07	780,472

	Drugstore Chains (0.2%)
970	CVS Corp.	3.875		11/01/07	948,620

	Electric Utilities (7.3%)
2,700	Ameren Corp.	4.263		05/15/07	2,665,021
2,640	Arizona Public Service Co.	5.80		06/30/14	2,604,619
1,625	Arizona Public Service Co.	6.75		11/15/06	1,636,614
1,185	CC Funding Trust I	6.90		02/16/07	1,198,158
1,695	Cincinnati Gas & Electric Co.	5.70		09/15/12	1,690,693
1,005	Consolidated Natural Gas Co.	5.00		12/01/14	943,841
2,555	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	2,613,693
2,410	Consumers Energy Co.	4.80		02/17/09	2,362,545
1,655	Detroit Edison Co. (The)	6.125		10/01/10	1,693,595
2,170	Duquesne Light Co. (Series O)	6.70		04/15/12	2,289,856
940	Entergy Gulf States, Inc.	3.60		06/01/08	899,472
1,875	Entergy Gulf States, Inc.	4.81	†	12/01/09	1,855,198
2,425	Entergy Gulf States - 144A*	5.21	†	12/08/08	2,427,857
1,210	Monongahela Power Co.	5.00		10/01/06	1,206,694
2,510	Pacific Gas & Electric Co.	6.05		03/01/34	2,464,393

565	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	551,024
1,475	Texas Eastern Transmission, LP	7.00		07/15/32	1,642,352
					30,745,625
	Electrical Products (0.8%)
1,945	Cooper Industries Inc.	5.25		07/01/07	1,937,267
1,580	Cooper Industries Inc. - 144A*	5.25		11/15/12	1,552,137
					3,489,404
	Environmental Services (1.3%)
5,155	Waste Management, Inc.	7.375		08/01/10	5,504,442

	Finance/Rental/Leasing (4.2%)
2,100	CIT Group, Inc.	2.875		09/29/06	2,077,704
325	CIT Group, Inc.	7.375		04/02/07	331,324
4,505	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	4,313,105
3,345	MBNA Corp.	4.72	†	05/05/08	3,371,439
5,115	Residential Capital Corp.	6.375		06/30/10	5,157,685
2,625	SLM Corp. (Series MTNA)	5.00		10/01/13	2,518,774
					17,770,031
	Financial Conglomerates (4.3%)
3,785	American Express Co.	5.50		09/12/06	3,793,312
330	Bank One Corp. (Series MTNA)	6.00		02/17/09	335,562
4,440	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	4,960,235
3,480	General Motors Acceptance Corp.	6.875		09/15/11	3,247,212
5,290	JPMorgan Chase & Co.	6.75		02/01/11	5,566,635
					17,902,956
	Food Retail (1.1%)
2,735	Albertson’s Inc.	8.00		05/01/31	2,552,466
2,065	Fred Meyer, Inc.	7.45		03/01/08	2,134,997
					4,687,463
	Food: Major Diversified (0.6%)
1,115	Conagra Foods, Inc.	7.00		10/01/28	1,156,875
1,040	Conagra Foods, Inc.	8.25		09/15/30	1,221,929
					2,378,804
	Food: Meat/Fish/Dairy (0.1%)
350	Pilgrim’s Pride Corp.	9.625		09/15/11	366,625

	Gas Distributors (0.9%)
1,870	NiSource Finance Corp.	5.344	†	11/23/09	1,877,869
1,785	Sempra Energy	4.621		05/17/07	1,769,594
					3,647,463
	Home Furnishings (0.8%)
1,135	Mohawk Industries, Inc.	6.125		01/15/16	1,125,836
1,970	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	2,063,209
					3,189,045
	Industrial Conglomerates (1.3%)
1,705	Textron Financial Corp.	4.125		03/03/08	1,669,047
3,775	United Technologies Corp.	4.375		05/01/10	3,645,114
					5,314,161
	Insurance Brokers/Services (2.5%)
2,505	Farmers Exchange Capital - 144A*	7.05		07/15/28	2,547,931
3,105	Farmers Insurance Exchange - 144A*	8.625		05/01/24	3,636,402
4,570	Marsh & McLennan Companies, Inc.	5.375		07/15/14	4,386,770
					10,571,103
	Investment Banks/Brokers (0.1%)
515	Goldman Sachs Group Inc. (The)	5.25		10/15/13	502,144

	Major Banks (2.1%)
1,660	HSBC Finance Corp.	6.75		05/15/11	1,749,489
1,800	Huntington National Bank (Series BKNT)	4.375		01/15/10	1,734,887
5,000	Well Fargo Bank NA	7.55		06/21/10	5,420,360
					8,904,736
	Major Telecommunications (4.7%)
3,510	AT&T Corp.	9.75†		11/15/31	4,203,734
2,790	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25†		06/15/30	3,347,104
2,660	France Telecom S.A. (France)	8.50†		03/01/31	3,332,368
1,000	GTE Corp.	7.90		02/01/27	1,045,820
2,165	SBC Communications, Inc.	6.15		09/15/34	2,062,647
2,005	Sprint Capital Corp.	8.75		03/15/32	2,514,086
3,645	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	3,429,588
					19,935,347

	Managed Health Care (1.5%)
3,920	Anthem, Inc.	6.80	08/01/12	4,170,151
850	UnitedHealth Group Inc.	5.20	01/17/07	849,912
1,450	WellPoint Health Networks Inc.	6.375	06/15/06	1,453,740
				6,473,803
	Media Conglomerates (0.4%)
1,140	News America Inc.	7.28	06/30/28	1,185,082
562	News America Inc.	7.30	04/30/28	585,781
				1,770,863
	Motor Vehicles (2.3%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,604,287
1,750	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	2,053,068
8,085	General Motors Corp.	8.375	07/15/33	5,962,687
				9,620,042
	Multi-Line Insurance (4.0%)
4,400	American General Finance Corp. (Series MTNF)	5.875	07/14/06	4,410,793
500	American General Finance Corp. (Series MTNH)	4.625	09/01/10	482,075
1,235	AXA Financial Inc.	6.50	04/01/08	1,262,013
165	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	164,314
4,900	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	5,336,742
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,271,200
				16,927,137
	Other Metals/Minerals (0.6%)
2,435	Brascan Corp. (Canada)	7.125	06/15/12	2,590,594

	Property - Casualty Insurers (2.1%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,433,045
2,945	Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	2,961,124
825	Platinum Underwriters Finance Holdings, Ltd.	6.371	11/16/07	822,047
2,500	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	2,478,533
				8,694,749
	Pulp & Paper (1.7%)
630	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	636,300
3,535	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	3,190,337
1,835	Bowater Canada Finance (Canada)	7.95	11/15/11	1,839,587
1,705	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	1,623,948
				7,290,172
	Railroads (2.0%)
3,215	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15	3,568,016
1,470	Norfolk Southern Corp.	7.35	05/15/07	1,504,078
1,575	Union Pacific Corp.	6.625	02/01/08	1,608,357
1,030	Union Pacific Corp.	6.65	01/15/11	1,074,624
790	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	807,821
				8,562,896
	Real Estate Development (0.4%)
191	World Financial Properties - 144A*	6.95	09/01/13	200,754
1,499	World Financial Properties - 144A* (Series 1996 WFP- B)	6.91	09/01/13	1,571,691
				1,772,445
	Regional Banks (1.0%)
4,335	Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	4,226,040

	Savings Banks (1.8%)
500	Household Finance Corp.	4.125	11/16/09	479,342
1,140	Household Finance Corp.	6.375	10/15/11	1,184,248
1,915	Household Finance Corp.	8.00	07/15/10	2,091,448
3,630	Washington Mutual Inc.	8.25	04/01/10	3,954,076
				7,709,114
	Total Corporate Bonds (Cost $249,156,221)			248,627,480

	Asset-Backed Securities (7.3%)
	Finance/Rental/Leasing
2,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	2,227,780
1,315	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	1,294,080
2,500	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	2,453,354
1,750	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	1,734,423
2,200	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	2,156,604
3,150	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	3,077,506
2,600	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	2,534,161
1,400	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	1,381,760

3,500	MBNA Credit Card Master Note Trust 2004-A4	2.70	09/15/09	3,413,953
2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	2,358,068
1,015	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	1,007,083
3,500	USAA Auto Owner Trust 2004-2 A4	3.58	02/15/11	3,424,056
2,100	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	2,073,775
1,700	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	1,684,019

	Total Asset-Backed Securities (Cost $31,492,973)			30,820,622

	U.S. Government & Agencies Obligations (14.0%)
3	Federal Home Loan Mortgage Corp.	11.50	05/01/19	3,703
	Federal Home Loan Mortgage Corp. Gold
8		6.50	12/01/28	8,120
50		8.50	01/01/22 - 12/01/24	54,124
	Federal National Mortgage Assoc.
216		7.50	06/01/28 - 04/01/32	226,057
2,157		8.00	08/01/29 - 04/01/32	2,301,478
2		9.00	06/01/21 - 01/01/25	2,386
	Government National Mortgage Assoc.
1		7.50	04/15/24 - 09/15/27	1,382
665		8.00	10/15/24 - 11/15/29	712,590
119		8.50	06/15/17 - 03/01/28	127,614
105		9.00	07/15/24 - 11/15/24	114,030
6		10.00	05/15/16 - 04/15/19	7,082
	U.S. Treasury Bond
21,900		6.125	08/15/29	25,114,854
7,050		6.375	08/15/27	8,245,201
	U.S. Treasury Note
5,765		4.25	08/15/13	5,546,564
13,100		4.25	11/15/13	12,586,244
10,515	U.S. Treasury Strip	0.00	02/15/25 - 02/15/27	3,945,081

	Total U.S. Government & Agencies Obligations (Cost $60,988,975)			58,996,510

	Foreign Government Obligation (0.7%)
2,545	United Mexican States (Mexico) (Series MTNA) (Cost $2,531,899)	8.00	09/24/22	2,981,468

	Short-Term Investments (a) (18.3%)
	U.S. Government & Agency Obligations
76,400	Federal National Mortgage Assoc.	4.65	04/03/06	76,380,263
700	U.S. Treasury Bill**	4.26	07/13/06	691,634

	Total Short-Term Investments (Cost $77,071,731)			77,071,897

	Total Investments (Cost $421,241,799) (b) (c)		99.4%	418,497,977

	Other Assets in Excess of Liabilities		0.6	2,554,153

	Net Assets		100.0%	$421,052,130

FSA	Financial Security Assurance Inc.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $378,860.
†	Floating rate security, rate shown is the rate in effect at March 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $149,112,187 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,984,715 and the aggregate gross unrealized depreciation is $7,728,537 resulting in net unrealized depreciation of $2,743,822.

Futures Contracts Open at March 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
7	Long	U.S. Treasury Bond 10 year, March 2006	$764,094	$(21,457)
802	Long	U.S. Treasury Note 10 year, March 2006	85,325,285	(1,225,975)
170	Short	U.S. Treasury Note 5 year, March 2006	(17,754,375)	120,189
226	Short	U.S. Treasury Note 2 year, March 2006	(46,072,220)	102,737

	Net unrealized depreciation			$(1,024,506)

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments March 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (91.9%)
	Advertising/Marketing Services (0.1%)
$75	Advanstar Communications, Inc.	10.75%		08/15/10	$81,937

	Aerospace & Defense (1.0%)
650	K&F Acquisition Inc.	7.75		11/15/14	661,375

	Aluminum (1.0%)
665	Novelis, Inc. - 144A* (Canada)	7.50	**	02/15/15	641,725

	Apparel/Footwear (1.6%)
825	Levi Strauss & Co.	9.28	**	04/01/12	858,000
180	Oxford Industries, Inc.	8.875		06/01/11	186,300
					1,044,300
	Apparel/Footwear Retail (0.5%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	349,800

	Auto Parts: O.E.M. (1.0%)
180	ArvinMeritor, Inc.	8.75		03/01/12	178,200
470	TRW Automotive, Inc.	9.375		02/15/13	510,538
					688,738
	Broadcasting (0.8%)
375	LIN Television Corp.	6.50		05/15/13	354,375
160	LIN Television Corp. (Series B)	6.50		05/15/13	151,200
					505,575
	Building Products (1.9%)
115	Interface Inc.	7.30		04/01/08	117,875
455	Interface Inc.	9.50		02/01/14	468,650
145	Interface Inc.	10.375		02/01/10	159,500
505	Nortek Inc.	8.50		09/01/14	516,362
					1,262,387
	Cable/Satellite TV (3.8%)
600	Cablevision Systems Corp. (Series B)	8.716	**	04/01/09	632,250
387	CCH I LLC	11.00		10/01/15	323,629
245	Echostar DBS Corp.	6.375		10/01/11	240,712
350	Echostar DBS Corp.	6.625		10/01/14	339,938
45	Intelsat Bermuda Ltd.	8.25		01/15/13	46,013
440	Intelsat Bermuda Ltd.	8.625		01/15/15	456,500
330	Intelsat Bermuda Ltd.	9.609	**	01/15/12	337,012

170	Renaissance Media Group LLC	10.00		04/15/08	170,425
					2,546,479
	Casino/Gaming (4.7%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (f)	13.50		03/01/10	0
680	Isle of Capri Casinos	7.00		03/01/14	674,900
555	Las Vegas Sands Corp.	6.375		02/15/15	535,575
1,225	MGM Mirage Inc.	6.00		10/01/09	1,212,750
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00	†	12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	693,875
					3,117,100
	Chemicals: Major Diversified (1.1%)
437	Huntsman ICI Chemicals	10.125		07/01/09	450,110
290	Westlake Chemical Corp.	6.625		01/15/16	288,188
					738,298
	Chemicals: Specialty (4.5%)
490	Equistar Chemical Funding	10.125		09/01/08	523,075
185	Equistar Chemical Funding	10.625		05/01/11	201,187
335	Innophos, Inc.	8.875		08/15/14	350,075
304	Innophos, Inc.	12.748	**†	02/15/15	308,155
102	Koppers Industry Inc.	9.875		10/15/13	112,200
318	Millennium America, Inc.	9.25		06/15/08	324,757
275	Nalco Co.	7.75		11/15/11	279,812
385	Nalco Co.	8.875		11/15/13	402,325
420	Rockwood Specialties, Inc.	10.625		05/15/11	463,050
					2,964,636
	Coal (1.1%)
140	Foundation PA Coal Co.	7.25		08/01/14	142,800
635	Massey Energy Co. - 144A*	6.875		12/15/13	625,475
					768,275
	Commercial Printing/Forms (0.3%)
220	Quebecor World Capital Corp. (Canada) - 144A*	8.75		03/15/16	215,663

	Containers/Packaging (3.3%)
360	Graham Packaging Company Inc.	8.50		10/15/12	365,400
415	Graham Packaging Company Inc.	9.875		10/15/14	422,262
495	Graphic Packaging International Corp.	9.50		08/15/13	465,300
400	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	430,000
60	Owens-Illinois, Inc.	7.35		05/15/08	60,900
285	Owens-Illinois, Inc.	7.50		05/15/10	289,987
90	Pliant Corp. (b)	11.125		09/01/09	95,175
50	Pliant Corp. (Issued 04/10/02) (b)	13.00		06/01/10	20,750
125	Pliant Corp. (Issued 05/31/00) (b)	13.00		06/01/10	51,875
					2,201,649
	Data Processing Services (0.6%)
35	Sungard Data Systems Inc. - 144A*	8.524		08/15/13	37,100
345	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	366,563
					403,663
	Drugstore Chains (1.2%)
150	Jean Coutu Group PJC Inc. (Canada)	7.625		08/01/12	146,625

385	Jean Coutu Group PJC Inc. (Canada)	8.50	08/01/14	355,162
305	Rite Aid Corp.	8.125	05/01/10	313,006
				814,793
	Electric Utilities (5.6%)
370	AES Corp. (The)	7.75	03/01/14	390,350
42	AES Corp. (The)	8.875	02/15/11	45,465
54	AES Corp. (The)	9.375	09/15/10	59,130
150	AES Corp. (The) - 144A*	9.00	05/15/15	163,500
595	CMS Energy Corp.	7.50	01/15/09	615,081
115	IPALCO Enterprises, Inc.	8.625	11/14/11	126,212
365	Monongahela Power Co.	5.00	10/01/06	364,003
415	MSW Energy Holdings/Finance	7.375	09/01/10	429,525
80	MSW Energy Holdings/Finance	8.50	09/01/10	85,200
290	Nevada Power Co.	8.25	06/01/11	319,835
271	Nevada Power Co.	9.00	08/15/13	299,827
785	PSEG Energy Holdings Inc.	8.625	02/15/08	822,288
				3,720,416
	Electrical Products (1.0%)
618	Ormat Funding Corp.	8.25	12/30/20	639,386
40	Spectrum Brands, Inc.	7.375	02/01/15	35,000
				674,386
	Environmental Services (1.4%)
280	Allied Waste North America, Inc.	5.75	02/15/11	268,100
120	Allied Waste North America, Inc.	6.375	04/15/11	118,050
355	Allied Waste North America, Inc.	7.875	04/15/13	372,306
55	Allied Waste North America, Inc.	8.50	12/01/08	58,094
9	Allied Waste North America, Inc.	9.25	09/01/12	9,754
95	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	100,225
				926,529
	Finance/Rental/Leasing (1.1%)
400	Ford Motor Credit Corp.	5.625	10/01/08	366,003
350	Residential Capital Corp.	6.375	06/30/10	352,921
				718,924

		Financial Conglomerates (0.8%)
	460	General Motors Acceptance Corp.	4.375		12/10/07	426,787
	145	General Motors Acceptance Corp.	6.875		09/15/11	135,301
						562,088
		Food Retail (1.7%)
	365	Albertson’s, Inc.	7.25		05/01/13	361,324
	145	Albertson’s, Inc.	7.50		02/15/11	147,539
	204	CA FM Lease Trust - 144A*	8.50		07/15/17	220,177
	350	Delhaize America, Inc.	8.125		04/15/11	379,589
						1,108,629
		Food: Meat/Fish/Dairy (3.7%)
	325	Michael Foods Inc. (Series B)	8.00		11/15/13	332,719
	710	Pilgrim’s Pride Corp.	9.625		09/15/11	743,725
	470	PPC Escrow Corp.	9.25		11/15/13	475,875
	255	Smithfield Foods Inc.	7.00		08/01/11	255,000
	75	Smithfield Foods Inc.	7.75		05/15/13	77,625
	535	Smithfield Foods Inc. (Series B)	8.00		10/15/09	560,412
						2,445,356
		Forest Products (1.3%)
	375	Covalence Specialty Material - 144A*	10.25		03/01/16	395,625
	220	Crown Americas Inc. - 144A*	7.625		11/15/13	228,800
EUR	200	Crown Euro Holdings SA (France)	6.25		09/01/11	258,007
						882,432
		Gas Distributors (0.1%)
$45		Northwest Pipeline Corp.	8.125		03/01/10	47,700

		Home Building (0.5%)
	165	Tech Olympic USA, Inc.	10.375		07/01/12	167,475
	180	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	185,400
						352,875
		Home Furnishings (0.4%)
	270	Tempur-Pedic Inc.	10.25		08/15/10	290,588

		Hospital/Nursing Management (2.7%)
	335	Community Health System Inc.	6.50		12/15/12	326,206
	395	HCA, Inc.	6.30		10/01/12	387,512
	200	HCA, Inc.	8.70		02/10/10	215,485
	90	HCA, Inc.	8.75		09/01/10	98,070
	405	Medcath Holdings Corp.	9.875		07/15/12	423,225
	165	Tenet Healthcare Corp.	7.375		02/01/13	151,388
	185	Tenet Healthcare Corp.	9.875		07/01/14	188,238
						1,790,124
		Hotels/Resorts/Cruiselines (0.3%)
	190	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	207,575

		Industrial Machinery (0.2%)
	140	Goodman Global Holding Company, Inc. (Series B)	7.491	**	06/15/12	143,150

	Industrial Specialties (1.5%)
560	Johnsondiversy, Inc.	9.625		05/15/12	577,500
405	UCAR Finance, Inc.	10.25		02/15/12	434,363
					1,011,863
	Media Conglomerates (1.0%)
671	Canwest Media Inc. (Canada)	8.00		09/15/12	691,131

	Medical Distributors (1.1%)
745	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	736,433

	Medical Specialties (0.5%)
335	Fisher Scientific International, Inc.	6.125		07/01/15	328,719

	Medical/Nursing Services (1.7%)
330	DaVita Inc.	6.625		03/15/13	330,825
570	Fresenius Medical Care Capital Trust	7.875		06/15/11	607,050
95	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	97,612
80	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	88,036
					1,123,523
	Metal Fabrications (0.9%)
215	General Cable Corp.	9.50		11/15/10	233,275
380	Hexcell Corp.	6.75		02/01/15	378,100
					611,375
	Miscellaneous Commercial Services (1.4%)
295	Iron Mountain Inc.	7.75		01/15/15	298,687
585	Iron Mountain Inc.	8.625		04/01/13	611,325
					910,012
	Miscellaneous Manufacturing (0.5%)
330	Propex Fabrics Inc.	10.00		12/01/12	315,150

	Motor Vehicles (1.6%)
470	Ford Motor Co.	7.45		07/16/31	351,325
175	General Motors Corp.	7.125		07/15/13	131,250
820	General Motors Corp.	8.375		07/15/33	604,750
					1,087,325
	Movies/Entertainment (0.4%)
285	AMC Entertainment Inc.	8.998	**	08/15/10	295,687

	Oil & Gas Pipelines (3.4%)
295	Colorado Interstate Gas Co. - 144A*	6.80		11/15/15	301,604
495	El Paso Production Holdings	7.75		06/01/13	515,419
375	Pacific Energy Partners/Finance	7.125		06/15/14	383,438
155	Southern Natural Gas	8.875		03/15/10	165,656
835	Williams Companies, Inc. (The)	7.875		09/01/21	901,800
					2,267,917
	Oil & Gas Production (4.8%)
510	Chaparral Energy Inc. - 144A*	8.50		12/01/15	532,950
125	Chesapeake Energy Corp.	6.375		06/15/15	123,594
185	Chesapeake Energy Corp.	6.625		01/15/16	185,463
665	Chesapeake Energy Corp.	7.50		09/15/13	698,250

28	Chesapeake Energy Corp.	7.75	01/15/15	29,400
385	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	385,962
280	Hilcorp Energy/Finance - 144A*	10.50	09/01/10	309,750
140	Magnum Hunter Resources, Inc.	9.60	03/15/12	150,850
410	Pogo Producing Co.	6.875	10/01/17	406,925
385	Vintage Petroleum, Inc.	7.875	05/15/11	400,446
				3,223,590
	Oil Refining/Marketing (0.5%)
345	Husky Oil Ltd.	8.90	08/15/28	366,400

	Oilfield Services/Equipment (1.3%)
175	CIE Generale de Geophysique S.A. (France)	7.50	05/15/15	181,125
135	Hanover Compressor Co.	8.625	12/15/10	142,256
185	Hanover Compressor Co.	9.00	06/01/14	199,800
128	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	131,520
210	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	220,762
				875,463
	Other Metals/Minerals (0.0%)
355	Murrin Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375	08/31/07	0

	Other Transportation (1.1%)
710	CHC Helicopter Corp. (Canada)	7.375	05/01/14	727,750

	Pharmaceuticals: Major (1.3%)
490	VWR International Inc.	6.875	04/15/12	485,100
400	Warner Chilcott Corp. - 144A*	8.75	02/01/15	399,000
				884,100
	Publishing: Books/Magazines (2.6%)
206	Dex Media East/Finance	12.125	11/15/12	236,385
327	Dex Media West/Finance	9.875	08/15/13	363,379
190	Houghton Mifflin Co.	8.25	02/01/11	197,600
540	Houghton Mifflin Co.	9.875	02/01/13	583,200
380	PRIMEDIA, Inc.	8.875	05/15/11	372,400
				1,752,964
	Pulp & Paper (0.7%)
315	Abitibi-Consolidated Inc. (Canada)	6.00	06/20/13	272,475
215	Abitibi-Consolidated Inc. (Canada)	7.75	06/15/11	208,550
				481,025

	Real Estate Investment Trusts (1.7%)
57	HMH Properties, Inc. (Series B)	7.875	08/01/08	57,712
540	Host Marriott LP	6.375	03/15/15	533,925
550	Host Marriott LP	7.125	11/01/13	562,375
				1,154,012
	Services to the Health Industry (0.5%)
345	Omnicare Inc.	6.75	12/15/13	345,000

	Specialty Stores (2.8%)
495	Linens’ n Things, Inc. - 144A*	10.365	01/15/14	498,712

580	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	585,800
770	Sonic Automotive, Inc.	8.625		08/15/13	773,850
					1,858,362
	Specialty Telecommunications (2.8%)
320	American Tower Corp.	7.125		10/15/12	334,400
310	American Tower Corp.	7.50		05/01/12	326,275
98	Panamsat Corp.	9.00		08/15/14	103,635
735	Panamsat Holding Corp.	10.375	††	11/01/14	532,875
445	Qwest Communications International	8.248	**	02/15/09	457,237
4,679	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
100	U.S. West Communications Corp.	5.625		11/15/08	99,750
					1,854,172
	Steel (1.2%)
705	Amsted Industries Inc. - 144A*	10.25		10/15/11	780,787

	Telecommunications (0.6%)
357	Axtel SA (Mexico)	11.00		12/15/13	406,980
615	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
					406,980
	Tobacco (1.1%)
730	RJ Reynolds Tobacco Holdings	6.50		07/15/10	739,125

	Trucks/Construction/Farm Machinery (1.6%)
347	Manitowoc Inc. (The)	10.50		08/01/12	386,037
640	NMHG Holding Co.	10.00		05/15/09	672,001
					1,058,038
	Wholesale Distributors (1.0%)
160	Buhrmann US, Inc.	7.875		03/01/15	162,800
375	Buhrmann US, Inc.	8.25		07/01/14	391,875
150	Nebraska Book Company, Inc.	8.625		03/15/12	138,750
					693,425
	Wireless Telecommunications (3.0%)
430	Rural Cellular Corp.	9.41		03/15/10	442,900
213	SBA Comminications Corp.	8.50		12/01/12	237,495
387	SBA Communications Corp.	9.75	††	12/15/11	371,520
415	Ubiquitel Operating Co.	9.875		03/01/11	455,463
460	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	499,100
					2,006,478
	TOTAL CORPORATE BONDS (Cost $77,242,071)				61,463,971

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (d) (1.4%)
	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. + (f)	0

	Food: Specialty/Candy (0.0%)
2,375	SFAC New Holdings Inc. ++ (c) (f)	0

436	SFAC New Holdings Inc. (c) (f)	0
120,000	Specialty Foods Acquisition Corp. - 144A* (f)	0
		0
	Medical/Nursing Services (0.0%)
418,663	Raintree Healthcare Corp. (c) (f)	0

	Restaurants (0.7%)
7,750	American Restaurant Group Holdings, Inc. - 144A* (f)	0
37,167	American Restaurant Group Holdings, Inc. (c) (f)	0
4,366	American Restaurant Group Holdings, Inc. (c) (f)	19,953
92,158	Catalina Restaurant Group (c) (f)	402,730
		422,683
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. +++ (c) (f)	127
131,683	PFB Telecom NV (Series B) (c) (f)	0
518	XO Holdings, Inc.	2,046
		2,173
	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (c)	7

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (c) (f)	0

	Wireless Telecommunications (0.7%)
8,000	NII Holdings, Inc. (Class B) (c)	471,760
521	USA Mobility, Inc. (c)	14,838
38,444	Vast Solutions, Inc. (Class B1) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B2) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B3) (c) (f)	0
		486,598
	TOTAL COMMON STOCKS (Cost $48,756,013)	911,461

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BOND (0.5%)
	Telecommunication Equipment (0.5%)
$370	Nortel Networks Corp. (Canada) (Cost $358,922)	4.25%	09/01/08	$351,038

NUMBER OF
SHARES
	NON-CONVERTIBLE PREFERRED STOCK (0.3%)
	Restaurants (0.3%)
210	Catalina Restaurant Group (Units) †‡++++ (f) (Cost $208,084)			210,474

			EXPIRATION
			DATE
	WARRANTS (d) (0.0%)
	Casino/Gaming (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)		03/01/10	0
6,000	Resort At Summerlin LP - 144A* (f)		12/15/07	0
				0
	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A*		12/01/09	0

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. - 144A* (f)		08/15/08	0
39,250	Catalina Restaurant Group +++++ (c) (f)		07/10/12	27,083
				27,083

	Specialty Telecommunications (0.0%)
1,037	XO Holdings, Inc. (Series A)	01/16/10	467
777	XO Holdings, Inc. (Series B)	01/16/10	311
777	XO Holdings, Inc. (Series C)	01/16/10	194
			972

	TOTAL WARRANTS (Cost $128,323)		28,055

PRINCIPAL AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (4.5%)
	Repurchase Agreement
$3,003	The Bank of New York (dated 03/31/06; proceeds $3,004,489) (e)	4.688%	04/03/06	$3,003,316
	(Cost $3,003,316)

	TOTAL INVESTMENTS (Cost $129,696,729) (g)		98.6%	65,968,315
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.4	949,428
	NET ASSETS		100.0%	$66,917,743

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at March 31, 2006.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $24.
+++	Resale is restricted; acquired (between 03/06/98 and 08/25/98) at a cost basis of $6,473,685.
++++	Resale is restricted; acquired (05/30/02) at a cost basis of $157,000.
+++++	Resale is restricted; acquired (08/27/02) at a cost basis of $0.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by Federal National Mortgage Association 5.50% due 08/01/35 valued at $2,635,167.
(f)

Securities with total market value equal to $633,284 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,564,362 and the aggregate gross unrealized depreciation is $65,292,776, resulting in net unrealized depreciation of $63,728,414.

Morgan Stanley Variable Investment Series - High Yield

Forward Foreign Contract Open at March 31, 2006:

CONTRACTS	IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER	FOR	DATE	APPRECIATION
EUR 220,000	$265,145	06/27/06	$(2,783)

Currency Abbreviation:
EUR	Euro.

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)
	Electric Utilities (56.6%)
235,000	AES Corp. (The)*	$4,009,100
90,000	Allegheny Energy, Inc.*	3,046,500
71,000	Ameren Corp.	3,537,220
105,000	American Electric Power Co., Inc.	3,572,100
75,000	CMS Energy Corp.*	971,250
60,000	Consolidated Edison, Inc.	2,610,000
53,000	Constellation Energy Group, Inc.	2,899,630
66,000	Dominion Resources, Inc.	4,555,980
84,000	DPL, Inc.	2,268,000
140,432	Duke Energy Corp.	4,093,593
140,000	Edison International	5,765,200
75,000	Entergy Corp.	5,170,500
89,000	Exelon Corp.	4,708,100
89,000	FirstEnergy Corp.	4,352,100
143,000	FPL Group, Inc.	5,740,020
55,000	Mirant Corp.*	1,375,000
105,000	NRG Energy, Inc.*	4,748,100
90,000	NSTAR	2,574,900
135,000	PG&E Corp.	5,251,500
44,000	Pinnacle West Capital Corp.	1,720,400
90,000	PNM Resources Inc.	2,196,000
188,000	PPL Corp.	5,527,200
15,000	Reliant Energy, Inc.*	158,700
125,000	SCANA Corp.	4,905,000
122,000	Southern Co. (The)	3,997,940
67,000	TECO Energy, Inc.	1,080,040
108,000	TXU Corp.	4,834,080
115,000	Wisconsin Energy Corp.	4,598,850
		100,267,003

	Energy (24.5%)
122,000	AGL Resources, Inc.	4,398,100
11,000	Anadarko Petroleum Corp.	1,111,110
91,000	Distributed Energy Systems	646,100
62,000	El Paso Corp.	747,100
118,000	Equitable Resources, Inc.	4,308,180
95,000	FuelCell Energy, Inc.*	1,089,650
41,000	KeySpan Corp.	1,675,670
43,000	Kinder Morgan, Inc.	3,955,570
133,000	MDU Resources Group, Inc.	4,448,850
78,000	New Jersey Resources Corp.	3,529,500
24,000	Nexen Inc.	1,320,960
58,000	Peabody Energy Corp.	2,923,780
60,000	Questar Corp.	4,203,000
113,000	Sempra Energy	5,249,980
177,000	Williams Companies, Inc. (The)	3,786,030
		43,393,580

	Telecommunications (17.0%)
62,932	ALLTEL Corp.	4,074,847
132,946	AT&T Inc.	3,594,860
109,000	BellSouth Corp.	3,776,850
39,750	CenturyTel, Inc.	1,555,020
128,000	Crown Castle International Corp.*	3,628,800
217,750	Sprint Nextel Corp.	5,626,660
55,860	Telefonica de Espana S.A. (ADR) (Spain)	2,623,744

134,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	3,012,320
65,120	Verizon Communications Inc.	2,217,987
		30,111,088

	Total Common Stocks (Cost $107,543,878)	173,771,671

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	Corporate Bonds (1.0%)
	Electric Utilities (0.7%)
$70	Carolina Power & Light Co.	5.125%		09/15/13	68,008
120	Cleco Power LLC	5.375		05/01/13	116,007
110	Commonwealth Edison Co. (Series 98)	6.15		03/15/12	112,035
90	Duquesne Light Co. (Series O)	6.70		04/15/12	94,971
25	Entergy Gulf States, Inc.	3.60		06/01/08	23,922
35	Entergy Gulf States, Inc.	5.22	†	12/01/09	34,631
70	FirstEnergy Corp. (Series B)	6.45		11/15/11	72,516
40	Indianapolis Power & Light Co. - 144A**	6.30		07/01/13	40,887
105	Jersey Central Power & Light Co. (Series MTN)	6.45		05/15/06	105,139
55	Pacific Gas & Electric Co.	6.05		03/01/34	54,001
145	Pinnacle West Capital Corp.	6.40		04/01/06	145,000
145	Public Service Co. of New Mexico (Series B)	7.50		08/01/18	158,890
85	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	82,454
85	Texas-New Mexico Power Co.	6.25		01/15/09	86,187
45	TXU Energy Co.	7.00		03/15/13	46,935
					1,241,583
	Energy (0.0%)
35	Panhandle Eastern Pipe Line Co.	4.80		08/15/08	34,386
25	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	24,382
					58,768
	Telecommunications (0.3%)
27	AT&T Corp.	9.05	†	11/15/11	29,221
155	France Telecom S.A. (France)	8.50		03/01/31	194,179
180	GTE Corp.	7.90		02/01/27	188,248
50	SBC Communications, Inc.	6.15		09/15/34	47,636
20	SBC Communications, Inc.	6.45		06/15/34	19,750
50	Sprint Capital Corp.	8.375		03/15/12	56,562
20	Sprint Capital Corp.	8.75		03/15/32	25,078
					560,674

	Total Corporate Bonds (Cost $1,858,096)				1,861,025

	U.S. Government Obligation (0.1%)
162	U.S. Treasury Bond (Cost $193,983)	6.125		08/15/29	185,781

	Total Investments (Cost $109,595,957) (a)			99.2%	175,818,477

	Other Assets in Excess of Liabilities			0.8	1,340,897

	Net Assets			100.0%	$177,159,374

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security; rate shown is the rate in effect at March 31, 2006.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $67,271,076 and the aggregate gross unrealized depreciation is $1,048,556, resulting in net unrealized appreciation of $66,222,520.

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (64.8%)
	Aerospace & Defense (1.4%)
8,690	Northrop Grumman Corp.	$593,440
13,230	Raytheon Co.	606,463
		1,199,903
	Beverages: Alcoholic (0.5%)
6,900	Diageo PLC (ADR) (United Kingdom)	437,667

	Beverages: Non-Alcoholic (1.0%)
19,430	Coca-Cola Co. (The)	813,534

	Biotechnology (0.7%)
13,580	Chiron Corp.*	622,100

	Broadcasting (1.2%)
35,970	Clear Channel Communications, Inc.	1,043,490

	Chemicals: Major Diversified (2.6%)
35,740	Bayer AG (ADR) (Germany)	1,431,387
2,660	Dow Chemical Co. (The)	107,996
11,600	Du Pont (E.I.) de Nemours & Co.	489,636
4,297	Lanxess (Germany)*	161,406
		2,190,425
	Computer Processing Hardware (0.4%)
7,500	Hewlett-Packard Co.	246,750

	Department Stores (0.6%)
9,290	Kohl’s Corp.*	492,463

	Discount Stores (1.0%)
17,020	Wal-Mart Stores, Inc.	804,025

	Electric Utilities (2.1%)
14,610	American Electric Power Co., Inc.	497,032
10,450	Entergy Corp.	720,423
11,220	FirstEnergy Corp.	548,658
		1,766,113
	Finance/Rental/Leasing (1.3%)
16,550	Freddie Mac	1,009,550

	Financial Conglomerates (4.7%)
31,540	Citigroup, Inc.	1,489,950
42,148	JPMorgan Chase & Co.	1,755,043
10,010	State Street Corp.	604,904
		3,849,897
	Food: Major Diversified (1.5%)
18,030	Unilever N.V. (NY Registered Shares) (Netherlands)	1,248,037

	Food: Specialty/Candy (0.6%)
13,160	Cadbury Schweppes PLC (ADR) (United Kingdom)	526,400

	Hospital/Nursing Management (1.3%)
29,850	Community Health Systems Inc.*	1,079,078

	Household/Personal Care (0.6%)
4,200	Avon Products, Inc.	130,914
6,950	Procter & Gamble Co. (The)	400,459
		531,373
	Industrial Conglomerates (4.8%)
40,570	General Electric Co.	1,411,025
10,982	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	458,938
10,050	Siemens AG (ADR) (Germany)	936,359
43,892	Tyco International Ltd. (Bermuda)	1,179,817
		3,986,139
	Insurance Brokers/Services (1.1%)
31,000	Marsh & McLennan Companies, Inc.	910,160

	Integrated Oil (3.3%)
11,700	BP PLC (ADR) (United Kingdom)	806,598
12,928	ConocoPhillips	816,403
5,600	Exxon Mobil Corp.	340,816
13,590	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	846,113
		2,809,930
	Investment Banks/Brokers (3.1%)
2,320	Goldman Sachs Group, Inc. (The)	364,147
17,320	Merrill Lynch & Co., Inc.	1,364,123
51,410	Schwab (Charles) Corp. (The)	884,766
		2,613,036
	Life/Health Insurance (0.3%)
13,650	Aegon N.V. (NY Registered Shares) (Netherlands)	251,570

	Major Banks (1.8%)
19,955	Bank of America Corp.	908,751
9,220	PNC Financial Services Group	620,598
		1,529,349
	Major Telecommunications (3.6%)
23,280	France Telecom S.A. (ADR) (France)	523,334
52,374	Sprint Nextel Corp.	1,353,344
33,950	Verizon Communications Inc.	1,156,337
		3,033,015
	Managed Health Care (1.0%)
6,610	CIGNA Corp.	863,398

	Media Conglomerates (3.2%)
2,835	CBS Corp. (Class B)	67,983
31,710	Disney (Walt) Co. (The)	884,392
70,540	Time Warner, Inc.	1,184,367
15,035	Viacom, Inc. (Class B)*	583,358
		2,720,100
	Medical Specialties (0.8%)
8,380	Applera Corp. - Applied Biosystems Group	227,433
7,070	Bausch & Lomb, Inc.	450,359
		677,792
	Motor Vehicles (0.6%)
15,980	Honda Motor Co., Ltd. (ADR) (Japan)	494,741

	Multi-Line Insurance (0.6%)
5,890	Hartford Financial Services Group, Inc. (The)	474,440

	Oil & Gas Pipelines (0.5%)
19,900	Williams Companies, Inc. (The)	425,661

	Oilfield Services/Equipment (1.4%)
9,200	Schlumberger Ltd. (Netherlands Antilles)	1,164,444

	Packaged Software (1.1%)
57,070	Symantec Corp.*	960,488

	Pharmaceuticals: Major (9.0%)
14,700	Abbott Laboratories	624,309
49,580	Bristol-Myers Squibb Co.	1,220,164
9,550	GlaxoSmithKline PLC (ADR) (United Kingdom)	499,561
16,820	Lilly (Eli) & Co.	930,146
36,300	Pfizer, Inc.	904,596
14,980	Roche Holdings Ltd. (ADR) (Switzerland)	1,114,887
9,990	Sanofi-Aventis (ADR) (France)	474,026
54,310	Schering-Plough Corp.	1,031,347
15,940	Wyeth	773,409
		7,572,445
	Precious Metals (1.0%)
16,520	Newmont Mining Corp.	857,223

	Property - Casualty Insurers (2.7%)
2,300	ACE Ltd. (Cayman Islands)	119,623
8,630	Chubb Corp. (The)	823,647
21,903	St. Paul Travelers Companies, Inc. (The)	915,326
6,900	XL Capital Ltd. (Class A) (Cayman Islands)	442,359
		2,300,955

	Regional Banks (0.2%)
3,300	Fifth Third Bancorp	129,888

	Restaurants (0.3%)
7,740	McDonald’s Corp.	265,946

	Semiconductors (1.0%)
21,060	Intel Corp.	407,511
30,200	Micron Technology, Inc.*	444,544
		852,055
	Specialty Insurance (0.6%)
5,100	MGIC Investment Corp.	339,813
4,200	PMI Group, Inc. (The)	192,864
		532,677
	Specialty Stores (0.3%)
6,150	Office Depot, Inc.*	229,026

	Telecommunication Equipment (0.4%)
13,915	Motorola, Inc.	318,793

	Tobacco (0.6%)
7,690	Altria Group, Inc.	544,913

	Total Common Stocks (Cost $46,089,156)	54,378,989

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (14.3%)
	Airlines (1.8%)
$1,500	Continental Airlines Inc.	4.50%	02/01/07	1,486,875

	Cable/Satellite TV (1.2%)
1,000	Echostar Communications Corp.	5.75	05/15/08	992,500

	Electric Utilities (0.6%)
173	PG&E Corp.	9.50	06/30/10	489,806

	Electronic Components (1.2%)
1,000	SCI Systems, Inc.	3.00	03/15/07	972,500

	Electronic Production Equipment (1.2%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,073,875

	Hotels/Resorts/Cruiselines (1.5%)
1,000	Hilton Hotels Corp. - 144A**	3.375	04/15/23	1,218,750

	Household/Personal Care (1.6%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,308,750

	Internet Retail (1.0%)
901	Amazon.com, Inc.	4.75	02/01/09	861,581

	Investment Banks/Brokers (0.2%)
202	E*Trade Financial Corp.	6.00	02/01/07	231,543

	Media Conglomerates (1.4%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,165,050

	Semiconductors (2.6%)
1,450	Intel Corp. - 144A**	2.95	12/15/35	1,250,625
950	Skyworks Solutions, Inc.	4.75	11/15/07	953,563
				2,204,188
	Total Convertible Bonds (Cost $11,718,572)			12,005,418

	Corporate Bonds (11.6%)
	Agricultural Commodities/Milling (1.8%)
1,460	Corn Products International Inc.	8.25	07/15/07	1,504,369

	Apparel/Footwear (1.5%)
1,250	Tommy Hilfiger USA Inc.	6.85	06/01/08	1,287,500

	Broadcasting (1.5%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,260,414

	Building Products (1.5%)
1,200	American Standard, Inc.	8.25	06/01/09	1,283,227

	Home Building (1.5%)
1,200	Toll Corp.	8.25	02/01/11	1,249,500

	Hotels/Resorts/Cruiselines (2.6%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,185,000

	Publishing: Newspapers (1.2%)
1,000	Media General Inc.	6.95	09/01/06	1,003,633

	Total Corporate Bonds (Cost $9,956,878)			9,773,643

NUMBER OF
SHARES			VALUE
	Convertible Preferred Stocks (6.7%)
	Financial Conglomerates (1.0%)
27,000	Citigroup Funding Inc. (Series GNW)		849,150

	Investment Banks/Brokers (1.2%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625		1,007,000

	Life/Health Insurance (1.4%)
44,000	MetLife, Inc (Series B) $6.375		1,180,520

	Pharmaceuticals: Major (0.5%)
8,200	Schering-Plough Corp. $3.00		416,396

	Property - Casualty Insurers (0.9%)
30,000	Travelers Property Casualty Corp. $1.125		719,700

	Real Estate Investment Trusts (0.6%)
9,000	Equity Residential Properties Trust (Series E) $1.75		468,000

	Telecommunication Equipment (1.1%)
1,000	Lucent Technologies Capital Trust I $77.50		1,012,000

	Total Convertible Preferred Stocks (Cost $5,332,042)		5,652,766

	Total Investments (Cost $73,096,648) (a)	97.5%	81,810,816

	Other Assets in excess of Liabilities	2.5	2,098,339

	Net Assets	100.0%	$83,909,155

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,257,744 and the aggregate gross unrealized depreciation is $2,543,576, resulting in net unrealized appreciation of $8,714,168.

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.2%)
	Aerospace & Defense (2.0%)
30,300	L-3 Communications Holdings, Inc.	$2,599,437
166,677	Northrop Grumman Corp.	11,382,372
		13,981,809
	Apparel/Footwear (2.0%)
41,000	Nike, Inc. (Class B)	3,489,100
182,608	V.F. Corp.	10,390,395
		13,879,495
	Auto Parts: O.E.M. (0.6%)
56,539	Johnson Controls, Inc.	4,293,006

	Beverages: Alcoholic (0.3%)
33,000	Diageo PLC (ADR) (United Kingdom)	2,093,190

	Beverages: Non-Alcoholic (1.0%)
165,678	Coca-Cola Co. (The)	6,936,938

	Biotechnology (1.0%)
81,148	Genentech, Inc.*	6,857,818

	Chemicals: Agricultural (1.8%)
145,592	Monsanto Co.	12,338,922

	Computer Communications (0.9%)
293,000	Cisco Systems, Inc.*	6,349,310

	Computer Peripherals (1.1%)
268,200	EMC Corp.*	3,655,566
151,600	Seagate Technology (Cayman Islands)*	3,991,628
		7,647,194
	Computer Processing Hardware (0.9%)
47,413	Apple Computer, Inc.*	2,973,743
113,300	Dell, Inc.*	3,371,808
		6,345,551

	Contract Drilling (0.3%)
26,900	Transocean Inc. (Cayman Islands)*	2,160,070

	Discount Stores (2.9%)
393,486	Target Corp.	20,465,207

	Drugstore Chains (2.5%)
570,103	CVS Corp.	17,028,977

	Electric Utilities (2.3%)
180,554	Exelon Corp.	9,551,307
152,775	FPL Group, Inc.	6,132,389
		15,683,696
	Financial Conglomerates (5.5%)
231,500	American Express Co.	12,165,325
201,309	Citigroup, Inc.	9,509,837
163,282	JPMorgan Chase & Co.	6,799,062
88,265	UBS AG (Switzerland)	9,706,502
		38,180,726
	Financial Publishing/Services (1.4%)
174,781	McGraw-Hill Companies, Inc. (The)	10,070,881

	Food: Major Diversified (3.9%)
468,156	PepsiCo, Inc.	27,054,735

	Food: Specialty/Candy (1.0%)
81,100	Hershey Co. (The)	4,235,853
37,700	Wrigley (Wm.) Jr. Co.	2,412,800
		6,648,653
	Home Improvement Chains (1.5%)
238,567	Home Depot, Inc. (The)	10,091,384

	Hotels/Resorts/Cruiselines (1.0%)
102,700	Starwood Hotels & Resorts Worldwide, Inc.	6,955,871

	Household/Personal Care (3.3%)
401,346	Procter & Gamble Co. (The)	23,125,557

	Industrial Conglomerates (9.1%)
255,900	3M Co.	19,369,071
558,206	General Electric Co.	19,414,405
413,324	United Technologies Corp.	23,960,392
		62,743,868

	Information Technology Services (1.2%)
100,569	International Business Machines Corp.	8,293,925

	Insurance Brokers/Services (0.6%)
142,400	Marsh & McLennan Companies, Inc.	4,180,864

	Integrated Oil (6.6%)
276,455	BP PLC (ADR) (United Kingdom)	19,058,808
92,700	ConocoPhillips	5,854,005
339,507	Exxon Mobil Corp.	20,662,396
		45,575,209
	Internet Software/Services (1.6%)
20,600	Google, Inc. (Class A)*	8,034,000
88,934	Yahoo!, Inc.*	2,869,011
		10,903,011
	Investment Banks/Brokers (3.7%)
48,315	Goldman Sachs Group, Inc. (The)	7,583,522
201,477	Merrill Lynch & Co., Inc.	15,868,329
95,000	Nomura Holdings, Inc. (Japan)	2,118,554
		25,570,405
	Investment Managers (2.7%)
25,800	Legg Mason, Inc.	3,233,514
441,499	Mellon Financial Corp.	15,717,364
		18,950,878
	Life/Health Insurance (1.5%)
188,315	Lincoln National Corp.	10,280,116

	Major Banks (2.2%)
251,496	Bank of America Corp.	11,453,128
100,500	Bank of New York Co., Inc. (The)	3,622,020
		15,075,148
	Major Telecommunications (1.5%)
49,900	ALLTEL Corp.	3,231,025
265,200	Sprint Nextel Corp.	6,852,768
		10,083,793
	Managed Health Care (4.2%)
232,214	Caremark Rx, Inc.*	11,420,285
320,169	UnitedHealth Group Inc.	17,884,640
		29,304,925
	Medical Specialties (3.9%)
56,693	Alcon, Inc. (Switzerland)	5,910,812
214,200	Boston Scientific Corp.*	4,937,310
98,639	Fisher Scientific International, Inc.*	6,712,384

181,472	Medtronic, Inc.	9,209,704
		26,770,210
	Office Equipment/Supplies (2.2%)
361,330	Pitney Bowes, Inc.	15,511,897

	Oil & Gas Production (2.3%)
366,062	XTO Energy Inc.	15,949,321

	Oilfield Services/Equipment (1.9%)
182,041	Halliburton Co.	13,292,634

	Other Metals/Minerals (1.1%)
92,400	Phelps Dodge Corp.	7,440,972

	Packaged Software (3.2%)
691,234	Microsoft Corp.	18,808,477
238,200	Oracle Corp.*	3,260,958
		22,069,435
	Pharmaceuticals: Major (5.3%)
213,615	Johnson & Johnson	12,650,280
190,200	Pfizer, Inc.	4,739,784
404,380	Wyeth	19,620,518
		37,010,582
	Property - Casualty Insurers (0.9%)
101,600	XL Capital Ltd. (Class A) (Cayman Islands)	6,513,576

	Regional Banks (0.4%)
70,700	Fifth Third Bancorp	2,782,752

	Semiconductors (2.0%)
47,200	Broadcom Corp. (Class A)*	2,037,152
355,205	Texas Instruments Inc.	11,533,506
		13,570,658
	Telecommunication Equipment (2.1%)
157,200	Nokia Corp. (ADR) (Finland)	3,257,184
224,975	QUALCOMM Inc.	11,385,985
		14,643,169
	Tobacco (1.8%)
175,144	Altria Group, Inc.	12,410,704

	TOTAL COMMON STOCKS (Cost $531,907,687)	687,117,042

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	SHORT-TERM INVESTMENT (a) (0.9%)
	U.S. Government Agency
$6,400	Federal National Mortgage Assoc. 4.65% due 04/03/06 (Cost $6,398,347)		$6,398,347

	TOTAL INVESTMENTS
	(Cost $538,306,034) (b)	100.1%	693,515,389
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(756,824)
	NET ASSETS	100.0%	$692,758,565

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $161,131,626 and the aggregate gross unrealized depreciation is $5,922,271, resulting in net unrealized appreciation of $155,209,355.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)

	Australia (2.1%)
	Beverages: Alcoholic
336,502	Foster’s Group Ltd.	1,277,759

	Construction Materials
236,067	Boral Ltd.	1,505,799

	Major Banks
93,749	National Australia Bank Ltd.	2,527,405

	Total Australia	5,310,963

	Bermuda (2.8%)
	Industrial Conglomerates
257,602	Tyco International Ltd.	6,924,342

	Cayman Islands (1.5%)
	Property - Casualty Insurers
59,903	XL Capital Ltd. (Class A)	3,840,381

	France (7.0%)
	Construction Materials
30,035	Lafarge S.A.	3,401,660

	Integrated Oil
16,888	Total S.A.	4,453,366

	Major Banks
42,407	BNP Paribas S.A.	3,937,326
4,485	BNP Paribas S.A. - New*	402,290
		4,339,616
	Major Telecommunications
60,579	France Telecom S.A.	1,361,921

	Pharmaceuticals: Major
41,058	Sanofi-Aventis	3,904,084

	Total France	17,460,647

	Germany (1.8%)
	Chemicals: Major Diversified
17,747	BASF AG	1,390,852

	Motor Vehicles
55,103	Bayerische Motoren Werke (BMW) AG	3,033,618

	Total Germany	4,424,470

	Hong Kong (0.5%)
	Electric Utilities
276,500	Hong Kong Electric Holdings Ltd.	1,300,631

	Ireland (2.9%)
	Food: Specialty/Candy
143,016	Kerry Group PLC (A Shares)	3,433,523

	Major Banks
210,973	Bank of Ireland	3,922,717

	Total Ireland	7,356,240

	Italy (1.9%)
	Integrated Oil
164,948	ENI SpA	4,691,340

	Japan (8.5%)
	Electrical Products
221,900	Sumitomo Electric Industries, Ltd.	3,515,789

	Electronic Equipment/Instruments
56,300	Canon Inc.	3,725,911

	Electronics/Appliances
10,300	Fuji Photo Film Co., Ltd.	343,887

	Household/Personal Care
109,000	Kao Corp.	2,870,614

	Motor Vehicles
215,000	Nissan Motor Co., Ltd.	2,553,479

	Pharmaceuticals: Major
72,500	Takeda Pharmaceutical Co., Ltd.	4,132,826

	Pharmaceuticals: Other
65,500	Astellas Pharma Inc.	2,487,342

	Property - Casualty Insurers
123,000	Mitsui Sumitomo Insurance Co., Ltd.	1,672,950

	Total Japan	21,302,798

	Netherlands (5.1%)
	Food: Major Diversified
53,962	Unilever NV (Share Certificates)	3,745,367

	Industrial Conglomerates
36,674	Koninklijke (Royal) Philips Electronics NV	1,238,963

	Integrated Oil
87,311	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,435,983

	Publishing: Books/Magazines
89,000	Wolters Kluwer NV (Share Certificates)	2,218,641

	Total Netherlands	12,638,954

	New Zealand (0.7%)
	Major Telecommunications
538,923	Telecom Corporation of New Zealand Ltd.	1,834,373

	South Korea (0.9%)
	Wireless Telecommunications
90,590	SK Telecom Co., Ltd. (ADR)	2,137,018

	Spain (2.2%)
	Major Banks
136,147	Banco Bilbao Vizcaya Argentaria, S.A.	2,839,834

	Major Telecommunications
162,167	Telefonica S.A.	2,543,806

	Total Spain	5,383,640

	Switzerland (3.0%)
	Chemicals: Agricultural
22,235	Syngenta AG*	3,122,616

	Financial Conglomerates
29,897	UBS AG (Registered Shares)	3,281,909

	Pharmaceuticals: Major
21,645	Novartis AG (Registered Shares)	1,202,961

	Total Switzerland	7,607,486

	Taiwan (0.8%)
	Major Telecommunications
96,773	Chunghwa Telecom Co., Ltd. (ADR)	1,895,783

	United Kingdom (20.0%)
	Advertising/Marketing Services
122,900	WPP Group PLC	1,473,382

	Aerospace & Defense
575,151	Rolls-Royce Group PLC*	4,573,483
31,709,128	Rolls-Royce Group PLC (B Shares)	55,053
		4,628,536
	Beverages: Alcoholic
207,635	Diageo PLC	3,267,895

	Food Retail
773,909	Morrison (W.M.) Supermarkets PLC	2,552,956

	Food: Specialty/Candy
565,367	Cadbury Schweppes PLC	5,614,696

	Investment Managers
177,298	Amvescap PLC	1,653,019

	Major Banks
311,548	Barclays PLC	3,643,026
126,073	Royal Bank of Scotland Group PLC	4,099,771
		7,742,797
	Miscellaneous Commercial Services
343,011	Rentokil Initial PLC	929,036

	Other Transportation
155,625	BAA PLC	2,239,926

	Pharmaceuticals: Major
257,521	GlaxoSmithKline PLC	6,728,975

	Publishing: Books/Magazines
430,172	Reed Elsevier PLC	4,122,693

	Tobacco
144,192	Imperial Tobacco Group PLC	4,273,409

	Wireless Telecommunications
2,286,349	Vodafone Group PLC	4,783,319

	Total United Kingdom	50,010,639

	United States (35.6%)
	Aerospace & Defense
96,692	Boeing Co.	7,535,208
21,639	General Dynamics Corp.	1,384,463
34,864	Northrop Grumman Corp.	2,380,863
		11,300,534
	Aluminum
65,304	Alcoa, Inc.	1,995,690

	Computer Peripherals
141,718	EMC Corp.*	1,931,616

	Computer Processing Hardware
74,248	Hewlett-Packard Co.	2,442,759

	Data Processing Services
60,020	First Data Corp.	2,810,136

	Electric Utilities
62,880	American Electric Power Co., Inc.	2,139,178

	Finance/Rental/Leasing
55,775	Freddie Mac	3,402,275

	Financial Conglomerates
212,501	Citigroup, Inc.	10,038,547

	Information Technology Services
68,887	International Business Machines Corp.	5,681,111

	Integrated Oil
51,049	Chevron Corp.	2,959,311
18,826	Exxon Mobil Corp.	1,145,750
		4,105,061
	Investment Banks/Brokers
49,352	Merrill Lynch & Co., Inc.	3,886,964

	Investment Managers
88,195	Mellon Financial Corp.	3,139,742

	Major Telecommunications
51,141	AT&T Inc.	1,382,853
73,866	Verizon Communications Inc.	2,515,876
		3,898,729
	Multi-Line Insurance
21,245	American International Group, Inc.	1,404,082

	Pharmaceuticals: Major
116,650	Bristol-Myers Squibb Co.	2,870,757
167,860	Pfizer, Inc.	4,183,071
272,451	Schering-Plough Corp.	5,173,844
113,888	Wyeth	5,525,846
		17,753,518
	Property - Casualty Insurers
94,346	St. Paul Travelers Companies, Inc. (The)	3,942,719

	Publishing: Newspapers
36,651	New York Times Co. (The) (Class A)	927,637

	Restaurants
86,973	McDonald’s Corp.	2,988,392

	Tobacco
73,458	Altria Group, Inc.	5,205,234

	Total United States	88,993,924

	Total Common Stocks (Cost $182,591,850)	243,113,629

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (a) (1.3%)
	U.S. Government Agency
$3,400	Federal National Mortgage Assoc. 4.65% due 04/03/06
	(Cost $3,399,122)		3,399,122

	Total Investments (Cost $185,990,972) (b)	98.7%	246,512,751

	Other Assets in Excess of Liabilities	1.3	3,272,772

	Net Assets	100.0%	$249,785,523

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $65,181,173 and the aggregate gross unrealized depreciation is $4,659,394, resulting in net unrealized appreciation of $60,521,779.

Forward Foreign Currency Contracts Open at March 31, 2006 (unaudited)

CONTRACTS TO		IN	DELIVERY	UNREALIZED
DELIVER		EXCHANGE FOR	DATE	DEPRECIATION

AUD	86,640	$61,722	04/04/2006	$(234)
CHF	151,590	$116,357	04/03/2006	152
EUR	368,838	$445,852	04/03/2006	(922)
EUR	28,578	$34,547	04/04/2006	(69)
GBP	336,112	$585,003	04/03/2006	1,446
HKD	109,562	$14,118	04/03/2006	(1)
JPY	31,661,980	$268,800	04/04/2006	(183)
NZD	34,112	$20,887	04/04/2006	(72)

Net Unrealized Appreciation				$117

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
CHF	Swiss Franc.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments March 31, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS
Pharmaceuticals: Major	$33,722,364		13.5%
Major Banks	21,372,369		8.5
Integrated Oil	18,685,750		7.5
Aerospace & Defense	15,929,070		6.4
Financial Conglomerates	13,320,456		5.3
Major Telecommunications	11,534,612		4.6
Tobacco	9,478,643		3.8
Property - Casualty Insurers	9,456,050		3.8
Food: Specialty/Candy	9,048,219		3.6
Industrial Conglomerates	8,163,305		3.3
Wireless Telecommunications	6,920,337		2.8
Publishing: Books/Magazines	6,341,334		2.5
Information Technology Services	5,681,111		2.3
Motor Vehicles	5,587,097		2.2
Construction Materials	4,907,459		2.0
Investment Managers	4,792,761		1.9
Beverages: Alcoholic	4,545,654		1.8
Investment Banks/Brokers	3,886,964		1.5
Food: Major Diversified	3,745,367		1.5
Electronic Equipment/Instruments	3,725,911		1.5
Electrical Products	3,515,789		1.4
Electric Utilities	3,439,809		1.4
Finance/Rental/Leasing	3,402,275		1.4
U.S. Government Agency	3,399,122		1.4
Chemicals: Agricultural	3,122,616		1.2
Restaurants	2,988,392		1.2
Household/Personal Care	2,870,614		1.1
Data Processing Services	2,810,136		1.1
Food Retail	2,552,956		1.0
Pharmaceuticals: Other	2,487,342		1.0
Computer Processing Hardware	2,442,759		1.0
Other Transportation	2,239,926		0.9
Aluminum	1,995,690		0.8
Computer Peripherals	1,931,616		0.8
Advertising/Marketing Services	1,473,382		0.6
Multi-Line Insurance	1,404,082		0.6
Chemicals: Major Diversified	1,390,852		0.6
Miscellaneous Commercial Services	929,036		0.4
Publishing: Newspapers	927,637		0.4
Electronics/Appliances	343,887		0.1

	$246,512,751	*	98.7%

*                 Does not include open forward foreign currency contracts with net unrealized appreciation of $117.

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.4%)
	Austria (1.3%)
	Major Banks
33,357	Erste Bank der Oesterreichischen Sparkassen AG	$1,966,124
9,212	Erste Bank der Oesterreichischen Sparkassen AG*	535,719

	Total Austria	2,501,843

	Finland (2.4%)
	Telecommunication Equipment
216,714	Nokia Oyj	4,483,597

	France (15.7%)
	Electrical Products
18,492	Schneider Electric S.A.	1,995,783

	Gas Distributors
12,391	Gaz de France (GDF)	447,875

	Integrated Oil
26,959	Total S.A.	7,109,089

	Major Banks
74,699	BNP Paribas S.A.	6,935,514

	Major Telecommunications
130,392	France Telecom S.A.	2,931,438

	Motor Vehicles
9,533	Renault S.A.	1,013,278

	Multi-Line Insurance
94,898	Axa	3,328,950

	Pharmaceuticals: Major
27,410	Sanofi-Aventis	2,606,336

	Regional Banks
87,932	Credit Agricole S.A.	3,420,101

	Total France	29,788,364

	Germany (14.5%)
	Industrial Conglomerates
44,895	Siemens AG (Registered Shares)	4,189,536

	Major Banks
83,745	Commerzbank AG	3,335,358
37,109	Deutsche Bank AG (Registered Shares)	4,236,550
		7,571,908
	Major Telecommunications
103,885	Deutsche Telekom AG (Registered Shares)	1,751,636

	Medical/Nursing Services
21,179	Fresenius Medical Care AG & Co. KGaA	2,529,497

	Motor Vehicles
57,178	Bayerische Motoren Werke (BMW) AG	3,147,854

	Multi-Line Insurance
28,395	Allianz AG (Registered Shares)	4,738,924
10,031	Muenchener Rueckver AG (Registered Shares)	1,422,829
		6,161,753
	Packaged Software
10,792	SAP AG	2,340,081

	Total Germany	27,692,265

	Greece (2.6%)
	Major Banks
65,893	National Bank of Greece S.A.	3,096,868

	Regional Banks
46,600	EFG Eurobank Ergasias	1,793,872

	Total Greece	4,890,740

	Italy (3.2%)
	Integrated Oil
139,114	ENI SpA	3,956,586

	Major Banks
385,948	Banca Monte dei Paschi di Siena SpA	2,171,532

	Total Italy	6,128,118

	Netherlands (10.3%)
	Air Freight/Couriers
95,235	TNT NV	3,295,783

	Electronic Production Equipment
126,172	ASML Holding NV*	2,575,222

	Financial Conglomerates
51,453	ING Groep NV (Share Certificates)	2,031,796

	Integrated Oil
113,503	Royal Dutch Shell PLC (Class A)	3,549,893

	Major Telecommunications
176,646	Koninklijke (Royal) KPN NV	1,989,933

	Publishing: Books/Magazines
59,131	VNU NV	1,921,709
166,854	Wolters Kluwer NV (Share Certificates)	4,159,429
		6,081,138

	Total Netherlands	19,523,765

	Norway (1.0%)
	Pulp & Paper
116,840	Norske Skogindustrier ASA	1,977,651

	Spain (5.3%)
	Major Banks
330,970	Banco Bilbao Vizcaya Argentaria, S.A.	6,903,566

	Major Telecommunications
118,081	Telefonica S.A.	1,852,258

	Tobacco
29,445	Altadis, S.A.	1,319,669

	Total Spain	10,075,493

	Sweden (4.8%)
	Industrial Machinery
81,040	Atlas Copco AB (A Shares)	2,277,368
63,935	Sandvik AB	3,777,966
		6,055,334
	Major Banks
106,734	ForeningsSparbanken AB	3,006,264

	Total Sweden	9,061,598

	Switzerland (11.3%)
	Chemicals: Specialty
30,029	Ciba Specialty Chemicals AG (Registered Shares)	1,794,374

	Financial Conglomerates
21,279	UBS AG (Registered Shares)	2,335,878

	Investment Banks/Brokers
30,774	EFG International (Registered Shares)*	849,263

	Major Banks
87,598	Credit Suisse Group (Registered Shares)	4,912,069

	Medical Specialties
6,675	Nobel Biocare Holding AG*	1,485,181

	Pharmaceuticals: Major
105,467	Novartis AG (Registered Shares)	5,861,524
29,190	Roche Holding AG	4,343,257
		10,204,781

	Total Switzerland	21,581,546

	United Kingdom (27.0%)
	Apparel/Footwear
120,840	Burberry Group PLC	972,434

	Electric Utilities
686,066	International Power PLC	3,370,948

	Food Retail
1,449,358	Morrison (W.M.) Supermarkets PLC	4,781,113
473,874	Tesco PLC	2,715,042
		7,496,155
	Food: Specialty/Candy
547,048	Cadbury Schweppes PLC	5,432,769

	Hotels/Resorts/Cruiselines
16,482	Carnival PLC	809,834

	Household/Personal Care
73,120	Reckitt Benckiser PLC	2,572,026

	Integrated Oil
94,193	BG Group PLC	1,176,655
638,483	BP PLC	7,327,411
		8,504,066

	Major Banks
23,963	Royal Bank of Scotland Group PLC	779,253

	Medical Specialties
108,011	Smith & Nephew PLC	958,272

	Multi-Line Insurance
144,367	Aviva PLC	2,003,947

	Other Metals/Minerals
65,878	Anglo American PLC	2,536,890
55,876	Rio Tinto PLC	2,834,688
		5,371,578
	Pharmaceuticals: Major
32,702	AstraZeneca PLC	1,646,539
191,030	GlaxoSmithKline PLC	4,991,578
		6,638,117
	Semiconductors
553,268	ARM Holdings PLC	1,279,978

	Wireless Telecommunications
2,519,337	Vodafone Group PLC	5,270,758

	Total United Kingdom	51,460,135

	Total Common Stocks
	(Cost $137,589,454)	189,165,115

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (0.6%)
	U.S. Government Agency
$1,117	Federal National Mortgage Assoc. 4.65% due 04/03/06
	(Cost $1,116,711)		1,116,711

	Total Investments
	(Cost $138,706,165) (b)	100.0%	190,281,826

	Other Assets in Excess of Liabilities	0.0	81,604

	Net Assets	100.0%	$190,363,430

*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $51,901,419 and the aggregate gross unrealized depreciation is $325,758, resulting in net unrealized appreciation of $51,575,661.

Forward Foreign Currency Contracts Open at March 31, 2006.

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
CHF	1,250,000	EUR	803,187	05/08/06	$13,177
EUR	8,775,000	GBP	5,990,587	05/08/06	(248,873)
EUR	1,750,000	NOK	14,083,475	05/08/06	27,744
EUR	800,000	DKK	5,972,640	05/08/06	165
EUR	732,247	GBP	500,000	05/08/06	(20,587)
SEK	7,400,000	GBP	545,180	05/08/06	(5,375)

	Net Unrealized Depreciation				$(233,749)

Currency Abbreviations:
GBP	British Pound.
DKK	Danish Krone.
EUR	Euro.
NOK	Norwegian Krone.
SEK	Swedish Krona.
CHF	Swiss Franc.

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments March 31, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS
Major Banks	$37,878,817		19.9%
Integrated Oil	23,119,634		12.2
Pharmaceuticals: Major	19,449,234		10.2
Multi-Line Insurance	11,494,650		6.0
Major Telecommunications	8,525,265		4.5
Food Retail	7,496,155		3.9
Publishing: Books/Magazines	6,081,138		3.2
Industrial Machinery	6,055,334		3.2
Food: Specialty/Candy	5,432,769		2.9
Other Metals/Minerals	5,371,578		2.8
Wireless Telecommunications	5,270,758		2.8
Regional Banks	5,213,973		2.7
Telecommunication Equipment	4,483,597		2.4
Financial Conglomerates	4,367,674		2.3
Industrial Conglomerates	4,189,536		2.2
Motor Vehicles	4,161,132		2.2
Electric Utilities	3,370,948		1.8
Air Freight/Couriers	3,295,783		1.7
Electronic Production Equipment	2,575,222		1.4
Household/Personal Care	2,572,026		1.4
Medical/Nursing Services	2,529,497		1.3
Medical Specialties	2,443,453		1.3
Packaged Software	2,340,081		1.2
Electrical Products	1,995,783		1.0
Pulp & Paper	1,977,651		1.0
Chemicals: Specialty	1,794,374		0.9
Tobacco	1,319,669		0.7
Semiconductors	1,279,978		0.7
U.S. Government Agency	1,116,711		0.6
Apparel/Footwear	972,434		0.5
Investment Banks/Brokers	849,263		0.5
Hotels/Resorts/Cruiselines	809,834		0.4
Gas Distributors	447,875		0.2
	$190,281,826	*	100.0%

* Does not include open forward foreign currency contracts with net unrealized depreciation of of $233,749.

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments • March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (90.9%)
	Advertising/Marketing Services (1.9%)
145,992	Getty Images, Inc.*	$10,931,881

	Biotechnology (4.4%)
69,900	Genentech, Inc.*	5,907,249
54,700	Gen-Probe Inc.*	3,015,064
77,500	Genzyme Corp.*	5,209,550
193,330	Gilead Sciences, Inc.*	12,028,993
		26,160,856
	Broadcasting (1.0%)
303,600	Grupo Televisa S.A. - CPO (ADR) (Mexico)	6,041,640

	Casino/Gaming (2.6%)
195,000	Station Casinos, Inc.	15,477,150

	Chemicals: Agricultural (3.6%)
248,330	Monsanto Co.	21,045,968

	Coal (3.1%)
358,000	Peabody Energy Corp.	18,046,780

	Computer Communications (1.5%)
413,700	Cisco Systems, Inc.*	8,964,879

	Computer Processing Hardware (5.1%)
307,800	Apple Computer, Inc.*	19,305,216
352,300	Dell, Inc.*	10,484,448
		29,789,664
	Data Processing Services (2.8%)
213,400	CheckFree Corp.*	10,776,700
128,400	First Data Corp.	6,011,688
		16,788,388
	Financial Conglomerates (0.8%)
83,400	Brookfield Asset Mangemnet Inc. (Class A) (Canada)	4,592,004

	Financial Publishing/Services (3.7%)
62,700	McGraw-Hill Companies, Inc. (The)	3,612,774
251,900	Moody’s Corp.	18,000,774
		21,613,548

	Home Building (0.8%)
130,100	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	4,596,433

	Hotels/Resorts/Cruiselines (1.8%)
221,200	Carnival Corp. (Panama)	10,478,244

	Industrial Machinery (0.6%)
35,900	Illinois Tool Works Inc.	3,457,529

	Information Technology Services (0.6%)
61,400	Cognizant Technology Solutions Corp. (Class A)*	3,652,686

	Insurance Brokers/Services (0.5%)
68,800	ChoicePoint, Inc.*	3,078,800

	Internet Software/Services (9.3%)
88,225	Google, Inc. (Class A)*	34,407,750
630,000	Yahoo!, Inc.*	20,323,800
		54,731,550
	Investment Banks/Brokers (6.1%)
10,200	Chicago Mercantile Exchange Holdings, Inc	4,564,500
80,150	Goldman Sachs Group, Inc. (The)	12,580,344
145,000	Greenhill & Co., Inc.	9,585,950
520,800	Schwab (Charles) Corp. (The)	8,962,968
		35,693,762
	Managed Health Care (0.9%)
93,900	UnitedHealth Group Inc.	5,245,254

	Medical Specialties (6.3%)
163,800	Alcon, Inc. (Switzerland)	17,077,788
350,800	Dade Behring Holdings, Inc.	12,527,068
55,000	Medtronic, Inc.	2,791,250
112,200	St. Jude Medical, Inc.*	4,600,200
		36,996,306
	Miscellaneous Commercial Services (1.2%)
170,900	Iron Mountain Inc.*	6,962,466

	Oil & Gas Production (11.0%)
107,000	EnCana Corp. (Canada)	5,000,110
156,400	Southwestern Energy Co.*	5,034,516
883,400	Ultra Petroleum Corp. (Canada)*	55,044,654
		65,079,280

	Other Consumer Services (4.4%)
48,940	Apollo Group, Inc. (Class A)*	2,569,839
577,700	eBay, Inc.*	22,564,962
10,000	Strayer Education, Inc.	1,022,600
		26,157,401
	Packaged Software (1.1%)
181,300	Adobe Systems, Inc.*	6,330,996

	Personnel Services (1.5%)
182,100	Monster Worldwide, Inc.*	9,079,506

	Pharmaceuticals: Other (1.3%)
69,462	Allergan, Inc.	7,536,603

	Property - Casualty Insurers (1.2%)
2,299	Berkshire Hathaway, Inc. (Class B)*	6,924,588

	Recreational Products (3.7%)
248,000	Electronic Arts, Inc.*	13,570,560
268,000	WMS Industries, Inc.*	8,066,800
		21,637,360
	Restaurants (0.5%)
61,500	P.F. Chang’s China Bistro, Inc.*	3,031,335

	Semiconductors (1.1%)
124,500	Marvell Technology Group, Ltd. (Bermuda)*	6,735,450

	Services to the Health Industry (1.5%)
135,300	Stericycle, Inc.*	9,148,986

	Specialty Telecommunications (3.0%)
628,861	Crown Castle International Corp.*	17,828,209

	Trucks/Construction/Farm Machinery (0.4%)
35,900	Joy Global Inc.	2,145,743

	Wireless Telecommunications (1.6%)
270,800	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	9,277,608

	Total Common Stocks (Cost $402,290,108)	535,258,853

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (1.8%)
	U.S. Government Agency
$10,629	Federal National Mortgage Assoc. 4.65% due 04/03/06 (Cost $10,626,254)		10,626,254

	Total Investments (Cost $412,916,362) (b)	92.7%	545,885,107

	Other Assets in Excess of Liabilities	7.3	43,266,158

	Net Assets	100.0%	$589,151,265

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $140,147,969 and the aggregate gross unrealized depreciation is $7,179,224, resulting in net unrealized appreciation of $132,968,745.

Morgan Stanley Variable Investment Series - S & P 500 Index

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.8%)
	Advertising/Marketing Services (0.2%)
10,066	Interpublic Group of Companies, Inc. (The)*	$96,231
4,180	Omnicom Group, Inc.	347,985
		444,216
	Aerospace & Defense (1.6%)
18,714	Boeing Co.	1,458,382
9,359	General Dynamics Corp.	598,789
2,885	Goodrich Corp.	125,815
2,835	L-3 Communications Holdings, Inc.	243,215
8,377	Lockheed Martin Corp.	629,364
8,200	Northrop Grumman Corp.	559,978
10,431	Raytheon Co.	478,157
4,028	Rockwell Collins, Inc.	226,978
		4,320,678
	Agricultural Commodities/Milling (0.2%)
15,287	Archer-Daniels-Midland Co.	514,408

	Air Freight/Couriers (1.0%)
7,105	FedEx Corp.	802,439
25,535	United Parcel Service, Inc. (Class B)	2,026,968
		2,829,407
	Airlines (0.1%)
16,556	Southwest Airlines Co.	297,842

	Aluminum (0.2%)
20,384	Alcoa, Inc.	622,935

	Apparel/Footwear (0.4%)
3,221	Cintas Corp.	137,279
8,963	Coach, Inc.*	309,941
2,670	Jones Apparel Group, Inc.	94,438
2,458	Liz Claiborne, Inc.	100,729
4,425	Nike, Inc. (Class B)	376,567

2,061	V.F. Corp.	117,271
		1,136,225
	Apparel/Footwear Retail (0.3%)
13,420	Gap, Inc. (The)	250,686
8,142	Limited Brands, Inc.	199,153
5,111	Nordstrom, Inc.	200,249
10,771	TJX Companies, Inc. (The)	267,336
		917,424
	Auto Parts: O.E.M. (0.2%)
3,481	Eaton Corp.	254,009
4,540	Johnson Controls, Inc.	344,722
		598,731
	Automotive Aftermarket (0.0%)
1,434	Cooper Tire & Rubber Co.	20,564
4,138	Goodyear Tire & Rubber Co. (The)*	59,918
		80,482
	Beverages: Alcoholic (0.4%)
18,152	Anheuser-Busch Companies, Inc.	776,361
1,944	Brown-Forman Corp. (Class B)	149,630
4,610	Constellation Brands Inc. (Class A)*	115,481
1,342	Molson Coors Brewing Co. (Class B)	92,088
		1,133,560
	Beverages: Non-Alcoholic (0.8%)
48,167	Coca-Cola Co. (The)	2,016,752
7,094	Coca-Cola Enterprises Inc.	144,292
3,162	Pepsi Bottling Group, Inc. (The)	96,093
		2,257,137
	Biotechnology (1.4%)
27,324	Amgen Inc.*	1,987,821
8,045	Biogen Idec Inc.*	378,920
2,557	Chiron Corp.*	117,136
6,074	Genzyme Corp.*	408,294
10,809	Gilead Sciences, Inc.*	672,536
5,973	MedImmune, Inc.*	218,492
1,218	Millipore Corp.*	88,987
		3,872,186
	Broadcasting (0.2%)
12,084	Clear Channel Communications, Inc.	350,557
5,228	Univision Communications, Inc. (Class A)*	180,209
		530,766
	Building Products (0.2%)
4,168	American Standard Companies, Inc.	178,640
9,734	Masco Corp.	316,258
		494,898

	Cable/Satellite TV (0.5%)
50,003	Comcast Corp. (Class A)*	1,308,078

	Casino/Gaming (0.2%)
4,304	Harrah’s Entertainment, Inc.	335,540
7,884	International Game Technology	277,674
		613,214
	Chemicals: Agricultural (0.2%)
6,298	Monsanto Co.	533,756

	Chemicals: Major Diversified (0.8%)
22,620	Dow Chemical Co. (The)	918,372
21,510	Du Pont (E.I.) de Nemours & Co.	907,937
1,909	Eastman Chemical Co.	97,703
2,894	Engelhard Corp.	114,631
2,639	Hercules Inc.*	36,418
3,367	Rohm & Haas Co.	164,545
		2,239,606
	Chemicals: Specialty (0.4%)
5,205	Air Products & Chemicals, Inc.	349,724
1,666	Ashland Inc.	118,419
7,547	Praxair, Inc.	416,217
1,564	Sigma-Aldrich Corp.	102,896
547	Tronox Inc. (Class B)	9,291
		996,547
	Commercial Printing/Forms (0.1%)
5,049	Donnelley (R.R.) & Sons Co.	165,203

	Computer Communications (1.2%)
9,751	Avaya Inc.*	110,186
143,807	Cisco Systems, Inc.*	3,116,298
3,773	QLogic Corp.*	73,008
		3,299,492
	Computer Peripherals (0.4%)
55,571	EMC Corp.*	757,433
2,532	Lexmark International, Inc. (Class A)*	114,902
8,748	Network Appliance, Inc.*	315,190
4,225	Seagate Technology Inc. (Escrow) (a)	0
		1,187,525
	Computer Processing Hardware (2.0%)
19,913	Apple Computer, Inc.*	1,248,943
55,028	Dell, Inc.*	1,637,633
6,179	Gateway, Inc.*	13,532
66,132	Hewlett-Packard Co.	2,175,743

4,255	NCR Corp.*	177,816
80,922	Sun Microsystems, Inc.*	415,130
		5,668,797
	Construction Materials (0.1%)
2,347	Vulcan Materials Co.	203,368

	Containers/Packaging (0.2%)
2,438	Ball Corp.	106,858
2,462	Bemis Company, Inc.	77,750
3,350	Pactiv Corp.*	82,209
1,903	Sealed Air Corp.	110,127
2,592	Temple-Inland Inc.	115,474
		492,418
	Contract Drilling (0.4%)
3,695	Nabors Industries, Ltd. (Bermuda)*	264,488
3,207	Noble Corp. (Cayman Islands)	260,088
2,556	Rowan Companies, Inc.	112,362
7,621	Transocean Inc. (Cayman Islands)*	611,966
		1,248,904
	Data Processing Services (0.9%)
2,748	Affiliated Computer Services, Inc. (Class A)*	163,946
13,551	Automatic Data Processing, Inc.	619,010
4,360	Computer Sciences Corp.*	242,198
3,269	Convergys Corp.*	59,528
17,936	First Data Corp.	839,764
4,314	Fiserv, Inc.*	183,561
7,810	Paychex, Inc.	325,365
		2,433,372
	Department Stores (0.5%)
1,440	Dillard’s, Inc. (Class A)	37,498
6,365	Federated Department Stores, Inc.	464,645
8,061	Kohl’s Corp.*	427,314
5,430	Penney (J.C.) Co., Inc.	328,026
		1,257,483
	Discount Stores (1.8%)
2,664	Big Lots, Inc.*	37,189
11,063	Costco Wholesale Corp.	599,172
7,403	Dollar General Corp.	130,811
3,631	Family Dollar Stores, Inc.	96,585
2,334	Sears Holdings Corp.*	308,648
20,556	Target Corp.	1,069,118
58,408	Wal-Mart Stores, Inc.	2,759,194
		5,000,717

	Drugstore Chains (0.6%)
19,112	CVS Corp.	570,875
23,664	Walgreen Co.	1,020,628
		1,591,503
	Electric Utilities (2.9%)
15,338	AES Corp. (The)*	261,666
3,815	Allegheny Energy, Inc.*	129,138
4,787	Ameren Corp.	238,488
9,206	American Electric Power Co., Inc.	313,188
7,251	CenterPoint Energy, Inc.	86,504
4,663	Cinergy Corp.	211,747
5,162	CMS Energy Corp.*	66,848
5,739	Consolidated Edison, Inc.	249,647
4,172	Constellation Energy Group, Inc.	228,250
8,124	Dominion Resources, Inc.	560,800
4,157	DTE Energy Co.	166,654
21,702	Duke Energy Corp.	632,613
7,618	Edison International	313,709
4,860	Entergy Corp.	335,048
15,601	Exelon Corp.	825,293
7,712	FirstEnergy Corp.	377,117
9,436	FPL Group, Inc.	378,761
8,074	PG&E Corp.	314,079
2,319	Pinnacle West Capital Corp.	90,673
8,891	PPL Corp.	261,395
5,899	Progress Energy, Inc.	259,438
5,862	Public Service Enterprise Group, Inc.	375,402
17,343	Southern Co. (The)	568,330
4,871	TECO Energy, Inc.	78,521
10,820	TXU Corp.	484,303
9,442	Xcel Energy, Inc.	171,372
		7,978,984
	Electrical Products (0.4%)
4,019	American Power Conversion Corp.	92,879
2,147	Cooper Industries Ltd. (Class A) (Bermuda)	186,574
9,619	Emerson Electric Co.	804,437
3,332	Molex Inc.	110,622
		1,194,512
	Electronic Components (0.1%)
4,082	Jabil Circuit, Inc.*	174,955
12,443	Sanmina-SCI Corp.*	51,016
21,384	Solectron Corp.*	85,536
		311,507

	Electronic Equipment/Instruments (0.5%)
10,025	Agilent Technologies, Inc.*	376,439
39,192	JDS Uniphase Corp.*	163,431
4,144	Rockwell Automation, Inc.	297,995
5,915	Symbol Technologies, Inc.	62,581
1,908	Tektronix, Inc.	68,135
3,792	Thermo Electron Corp.*	140,645
21,775	Xerox Corp.*	330,980
		1,440,206
	Electronic Production Equipment (0.4%)
37,096	Applied Materials, Inc.	649,551
4,665	KLA-Tencor Corp.	225,599
3,119	Novellus Systems, Inc.*	74,856
4,632	Teradyne, Inc.*	71,842
		1,021,848
	Electronics/Appliance Stores (0.2%)
9,508	Best Buy Co., Inc.	531,782
3,560	Circuit City Stores - Circuit City Group	87,149
3,148	RadioShack Corp.	60,536
		679,467
	Electronics/Appliances (0.2%)
6,715	Eastman Kodak Co.	190,975
1,535	Harman International Industries, Inc.	170,585
1,881	Maytag Corp.	40,122
1,591	Whirlpool Corp.	145,529
		547,211
	Engineering & Construction (0.1%)
2,030	Fluor Corp.	174,174

	Environmental Services (0.2%)
5,127	Allied Waste Industries, Inc.*	62,754
12,913	Waste Management, Inc.	455,829
		518,583
	Finance/Rental/Leasing (1.5%)
7,040	Capital One Financial Corp.	566,861
4,671	CIT Group, Inc.	249,992
14,099	Countrywide Financial Corp.	517,433
22,631	Fannie Mae	1,163,233
16,156	Freddie Mac	985,516
1,422	Ryder System, Inc.	63,677
9,757	SLM Corp.	506,779
		4,053,491
	Financial Conglomerates (4.3%)
28,938	American Express Co.	1,520,692

116,703	Citigroup, Inc.	5,513,050
81,496	JPMorgan Chase & Co.	3,393,493
6,535	Principal Financial Group, Inc.	318,908
11,574	Prudential Financial, Inc.	877,425
7,786	State Street Corp.	470,508
		12,094,076
	Financial Publishing/Services (0.4%)
3,026	Equifax, Inc.	112,688
8,585	McGraw-Hill Companies, Inc. (The)	494,668
5,688	Moody’s Corp.	406,464
		1,013,820
	Food Distributors (0.2%)
14,480	SYSCO Corp.	464,084

	Food Retail (0.4%)
8,623	Albertson’s, Inc.	221,352
16,963	Kroger Co.*	345,367
10,515	Safeway Inc.	264,137
3,184	Supervalu, Inc.	98,131
3,248	Whole Foods Market, Inc.	215,797
		1,144,784
	Food: Major Diversified (1.4%)
4,309	Campbell Soup Co.	139,612
12,141	ConAgra Foods Inc.	260,546
8,328	General Mills, Inc.	422,063
7,833	Heinz (H.J.) Co.	297,027
5,878	Kellogg Co.	258,867
38,737	PepsiCo, Inc.	2,238,611
17,773	Sara Lee Corp.	317,781
		3,934,507
	Food: Meat/Fish/Dairy (0.0%)
5,891	Tyson Foods, Inc. (Class A)	80,942

	Food: Specialty/Candy (0.2%)
4,190	Hershey Co. (The)	218,844
3,101	McCormick & Co., Inc. (Non-Voting)	105,000
4,149	Wrigley (Wm.) Jr. Co.	265,536
		589,380
	Forest Products (0.2%)
2,479	Louisiana-Pacific Corp.	67,429
5,688	Weyerhaeuser Co.	411,982
		479,411
	Gas Distributors (0.2%)
7,044	Dynegy, Inc. (Class A)*	33,811

4,142	KeySpan Corp.	169,284
1,033	Nicor Inc.	40,865
6,375	NiSource, Inc.	128,903
897	Peoples Energy Corp.	31,969
6,042	Sempra Energy	280,711
		685,543
	Home Building (0.3%)
2,871	Centex Corp.	177,973
6,355	D.R. Horton, Inc.	211,113
1,797	KB Home	116,769
3,205	Lennar Corp. (Class A)	193,518
5,003	Pulte Homes, Inc.	192,215
		891,588
	Home Furnishings (0.1%)
4,264	Leggett & Platt, Inc.	103,914
6,418	Newell Rubbermaid, Inc.	161,669
		265,583
	Home Improvement Chains (1.2%)
49,668	Home Depot, Inc. (The)	2,100,956
18,282	Lowe’s Companies, Inc.	1,178,092
2,593	Sherwin-Williams Co.	128,198
		3,407,246
	Hospital/Nursing Management (0.3%)
9,538	HCA, Inc.	436,745
5,627	Health Management Associates, Inc. (Class A)	121,374
1,849	Manor Care, Inc.	82,003
10,996	Tenet Healthcare Corp.*	81,150
		721,272
	Hotels/Resorts/Cruiselines (0.5%)
10,152	Carnival Corp. (Panama)	480,900
7,705	Hilton Hotels Corp.	196,169
3,793	Marriott International, Inc. (Class A)	260,200
5,046	Starwood Hotels & Resorts Worldwide, Inc.	341,766
		1,279,035
	Household/Personal Care (2.3%)
1,766	Alberto-Culver Co.	78,110
10,533	Avon Products, Inc.	328,314
3,510	Clorox Co. (The)	210,074
12,050	Colgate-Palmolive Co.	688,055
2,786	Estee Lauder Companies, Inc. (The) (Class A)	103,611
1,846	International Flavors & Fragrances, Inc.	63,355
10,775	Kimberly-Clark Corp.	622,795
76,903	Procter & Gamble Co. (The)	4,431,151
		6,525,465

	Industrial Conglomerates (5.2%)
17,653	3M Co.	1,336,156
5,547	Danaher Corp.	352,512
243,712	General Electric Co.**	8,476,303
19,421	Honeywell International, Inc.	830,636
7,657	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	319,986
4,319	ITT Industries, Inc.	242,814
3,095	Textron, Inc.	289,042
47,122	Tyco International Ltd. (Bermuda)	1,266,639
23,742	United Technologies Corp.	1,376,324
		14,490,412
	Industrial Machinery (0.2%)
4,795	Illinois Tool Works Inc.	461,806
2,799	Parker Hannifin Corp.	225,627
		687,433
	Industrial Specialties (0.1%)
4,263	Ecolab Inc.	162,847
3,866	PPG Industries, Inc.	244,911
		407,758
	Information Technology Services (1.3%)
4,173	Citrix Systems, Inc.*	158,157
12,030	Electronic Data Systems Corp.	322,765
36,646	International Business Machines Corp.	3,022,196
7,996	Unisys Corp.*	55,092
		3,558,210
	Insurance Brokers/Services (0.2%)
7,528	AON Corp.	312,487
12,790	Marsh & McLennan Companies, Inc.	375,514
		688,001
	Integrated Oil (5.1%)
1,871	Amerada Hess Corp.	266,430
52,050	Chevron Corp.	3,017,339
32,232	ConocoPhillips	2,035,451
142,773	Exxon Mobil Corp.	8,689,165
3,861	Murphy Oil Corp.	192,355
		14,200,740
	Internet Retail (0.1%)
7,214	Amazon.com, Inc.*	263,383

	Internet Software/Services (0.4%)
5,718	VeriSign, Inc.*	137,175
29,504	Yahoo!, Inc.*	951,799
		1,088,974

	Investment Banks/Brokers (2.6%)
5,860	Ameriprise Financial, Inc.	264,052
2,791	Bear Stearns Companies, Inc. (The)	387,112
9,771	E*TRADE Group, Inc.*	263,622
10,194	Goldman Sachs Group, Inc. (The)	1,600,050
6,322	Lehman Brothers Holdings Inc.	913,719
21,471	Merrill Lynch & Co., Inc.	1,691,056
25,475	Morgan Stanley	1,600,339
24,126	Schwab (Charles) Corp. (The)	415,208
		7,135,158
	Investment Managers (0.4%)
1,970	Federated Investors, Inc. (Class B)	76,928
3,568	Franklin Resources, Inc.	336,248
5,022	Janus Capital Group, Inc.	116,360
9,688	Mellon Financial Corp.	344,893
3,087	Price (T.) Rowe Group, Inc.	241,434
		1,115,863
	Life/Health Insurance (0.8%)
11,648	AFLAC, Inc.	525,674
8,809	Genworth Financial Inc. (Class A)	294,485
3,154	Jefferson-Pilot Corp.	176,435
4,051	Lincoln National Corp.	221,144
17,722	MetLife, Inc.	857,213
2,422	Torchmark Corp.	138,296
6,983	UnumProvident Corp.	143,012
		2,356,259
	Major Banks (4.8%)
108,600	Bank of America Corp.	4,945,644
18,035	Bank of New York Co., Inc. (The)	649,981
12,519	BB&T Corp.	490,745
3,806	Comerica, Inc.	220,634
5,816	Huntington Bancshares, Inc.	140,340
9,473	KeyCorp	348,606
12,799	National City Corp.	446,685
6,833	PNC Financial Services Group	459,929
10,670	Regions Financial Corp.	375,264
8,669	SunTrust Banks, Inc.	630,756
37,937	Wachovia Corp.	2,126,369
39,184	Wells Fargo & Co.	2,502,682
		13,337,635
	Major Telecommunications (3.1%)
9,071	ALLTEL Corp.	587,347
90,713	AT&T Inc.	2,452,880
42,035	BellSouth Corp.	1,456,513

69,378	Sprint Nextel Corp.	1,792,728
68,433	Verizon Communications Inc.	2,330,828
		8,620,296
	Managed Health Care (1.8%)
13,259	Aetna, Inc.	651,547
10,490	Caremark Rx, Inc.*	515,898
2,831	CIGNA Corp.	369,785
3,748	Coventry Health Care, Inc.*	202,317
3,822	Humana, Inc.*	201,228
31,712	UnitedHealth Group Inc.	1,771,432
15,432	WellPoint Inc.*	1,194,900
		4,907,107
	Media Conglomerates (1.8%)
18,067	CBS Corp. (Class B)	433,247
45,028	Disney (Walt) Co. (The)	1,255,831
56,126	News Corp Inc. (Class A)	932,253
105,339	Time Warner, Inc.	1,768,642
18,068	Viacom, Inc. (Class B)*	701,038
		5,091,011
	Medical Distributors (0.5%)
4,887	AmerisourceBergen Corp.	235,895
9,866	Cardinal Health, Inc.	735,214
7,158	McKesson Corp.	373,147
3,242	Patterson Companies, Inc.*	114,118
		1,458,374
	Medical Specialties (2.0%)
4,285	Applera Corp. - Applied Biosystems Group	116,295
2,432	Bard (C.R.), Inc.	164,914
1,257	Bausch & Lomb, Inc.	80,071
15,385	Baxter International, Inc.	597,092
5,783	Becton, Dickinson & Co.	356,117
5,787	Biomet, Inc.	205,554
13,831	Boston Scientific Corp.*	318,805
2,885	Fisher Scientific International, Inc.*	196,324
7,923	Guidant Corp.	618,469
3,761	Hospira, Inc.*	148,409
28,221	Medtronic, Inc.	1,432,216
2,921	Pall Corp.	91,106
3,058	PerkinElmer, Inc.	71,771
8,571	St. Jude Medical, Inc.*	351,411
6,832	Stryker Corp.	302,931
2,444	Waters Corp.*	105,459
5,793	Zimmer Holdings, Inc.*	391,607
		5,548,551

	Miscellaneous Commercial Services (0.0%)
3,083	Sabre Holdings Corp. (Class A)	72,543

	Miscellaneous Manufacturing (0.1%)
4,753	Dover Corp.	230,806

	Motor Vehicles (0.3%)
43,586	Ford Motor Co.	346,945
13,222	General Motors Corp.	281,232
6,372	Harley-Davidson, Inc.	330,579
		958,756
	Multi-Line Insurance (1.8%)
60,688	American International Group, Inc.	4,010,870
7,072	Hartford Financial Services Group, Inc. (The)	569,650
3,173	Loews Corp.	321,108
2,882	Safeco Corp.	144,705
		5,046,333
	Office Equipment/Supplies (0.1%)
2,583	Avery Dennison Corp.	151,054
5,307	Pitney Bowes, Inc.	227,830
		378,884
	Oil & Gas Pipelines (0.3%)
15,413	El Paso Corp.	185,727
2,461	Kinder Morgan, Inc.	226,387
13,904	Williams Companies, Inc. (The)	297,407
		709,521
	Oil & Gas Production (1.7%)
5,388	Anadarko Petroleum Corp.	544,242
7,723	Apache Corp.	505,934
8,788	Burlington Resources, Inc.	807,705
8,736	Chesapeake Energy Corp.	274,398
10,331	Devon Energy Corp.	631,947
5,671	EOG Resources, Inc.	408,312
2,712	Kerr-McGee Corp.	258,942
10,072	Occidental Petroleum Corp.	933,171
8,492	XTO Energy Inc.	369,996
		4,734,647
	Oil Refining/Marketing (0.6%)
8,576	Marathon Oil Corp.	653,234
3,114	Sunoco, Inc.	241,553
14,539	Valero Energy Corp.	869,141
		1,763,928
	Oilfield Services/Equipment (1.5%)
8,003	Baker Hughes Inc.	547,405

7,579	BJ Services Co.	262,233
12,070	Halliburton Co.	881,351
4,085	National OilwellVarco, Inc.*	261,930
13,815	Schlumberger Ltd. (Netherlands Antilles)	1,748,565
8,156	Weatherford International Ltd. (Bermuda)*	373,137
		4,074,621
	Other Consumer Services (0.6%)
3,288	Apollo Group, Inc. (Class A)*	172,653
7,661	Block (H.&R.), Inc.	165,861
23,573	Cendant Corp.	408,992
26,970	eBay, Inc.*	1,053,448
		1,800,954
	Other Consumer Specialties (0.1%)
3,422	Fortune Brands, Inc.	275,916

	Other Metals/Minerals (0.1%)
4,759	Phelps Dodge Corp.	383,242

	Packaged Software (3.1%)
14,024	Adobe Systems, Inc.*	489,718
5,396	Autodesk, Inc.*	207,854
4,976	BMC Software, Inc.*	107,780
10,668	CA Inc.	290,276
8,950	Compuware Corp.*	70,079
4,137	Intuit Inc.*	220,047
207,782	Microsoft Corp.	5,653,748
9,106	Novell, Inc.*	69,934
88,107	Oracle Corp.*	1,206,185
2,597	Parametric Technology Corp.*	42,409
24,394	Symantec Corp.*	410,551
		8,768,581
	Personnel Services (0.1%)
2,956	Monster Worldwide, Inc.*	147,386
4,010	Robert Half International, Inc.	154,826
		302,212
	Pharmaceuticals: Generic Drugs (0.1%)
2,473	Barr Pharmaceuticals Inc.*	155,750
5,111	Mylan Laboratories, Inc.	119,597
2,376	Watson Pharmaceuticals, Inc.*	68,286
		343,633
	Pharmaceuticals: Major (5.9%)
35,975	Abbott Laboratories	1,527,858
45,805	Bristol-Myers Squibb Co.	1,127,261
69,584	Johnson & Johnson	4,120,764

26,420	Lilly (Eli) & Co.	1,461,026
51,136	Merck & Co., Inc.	1,801,521
172,038	Pfizer, Inc.	4,287,187
34,592	Schering-Plough Corp.	656,902
31,426	Wyeth	1,524,790
		16,507,309
	Pharmaceuticals: Other (0.3%)
3,546	Allergan, Inc.	384,741
7,620	Forest Laboratories, Inc.*	340,081
5,660	King Pharmaceuticals, Inc.*	97,635
		822,457
	Precious Metals (0.3%)
4,303	Freeport-McMoRan Copper & Gold, Inc. (Class B)	257,190
10,446	Newmont Mining Corp.	542,043
		799,233
	Property - Casualty Insurers (1.2%)
7,536	ACE Ltd. (Cayman Islands)	391,947
15,080	Allstate Corp. (The)	785,819
4,674	Chubb Corp. (The)	446,087
4,071	Cincinnati Financial Corp.	171,267
4,599	Progressive Corp. (The)	479,492
16,271	St. Paul Travelers Companies, Inc. (The)	679,965
4,078	XL Capital Ltd. (Class A) (Cayman Islands)	261,441
		3,216,018
	Publishing: Books/Magazines (0.0%)
979	Meredith Corp.	54,618

	Publishing: Newspapers (0.3%)
1,380	Dow Jones & Co., Inc.	54,234
5,567	Gannett Co., Inc.	333,575
1,567	Knight-Ridder, Inc.	99,050
3,395	New York Times Co. (The) (Class A)	85,927
1,989	Scripps (E.W.) Co. (Class A)	88,928
6,122	Tribune Co.	167,926
		829,640
	Pulp & Paper (0.2%)
11,517	International Paper Co.	398,143
4,243	MeadWestvaco Corp.	115,876
		514,019
	Railroads (0.8%)
8,720	Burlington Northern Santa Fe Corp.	726,638
5,131	CSX Corp.	306,834
9,639	Norfolk Southern Corp.	521,181

6,195	Union Pacific Corp.	578,303
		2,132,956
	Real Estate Investment Trusts (0.8%)
2,258	Apartment Investment & Management Co. (Class A)	105,900
4,987	Archstone-Smith Trust	243,216
9,497	Equity Office Properties Trust	318,909
6,790	Equity Residential	317,704
4,310	Plum Creek Timber Co., Inc.	159,168
5,693	ProLogis	304,576
1,933	Public Storage, Inc.	157,018
4,277	Simon Property Group, Inc.	359,867
2,774	Vornado Realty Trust	266,304
		2,232,662
	Recreational Products (0.3%)
2,222	Brunswick Corp.	86,347
7,103	Electronic Arts, Inc.*	388,676
4,162	Hasbro, Inc.	87,818
9,089	Mattel, Inc.	164,784
		727,625
	Regional Banks (1.3%)
8,080	AmSouth Bancorporation	218,564
2,890	Compass Bancshares, Inc.	146,263
12,991	Fifth Third Bancorp	511,326
2,946	First Horizon National Corp.	122,701
1,855	M&T Bank Corp.	211,730
4,907	Marshall & Ilsley Corp.	213,847
11,122	North Fork Bancorporation, Inc.	320,647
4,331	Northern Trust Corp.	227,377
7,324	Synovus Financial Corp.	198,407
42,107	U.S. Bancorp	1,284,264
2,440	Zions Bancorporation	201,861
		3,656,987
	Restaurants (0.8%)
3,075	Darden Restaurants, Inc.	126,167
29,382	McDonald’s Corp.	1,009,566
17,848	Starbucks Corp.*	671,799
2,673	Wendy’s International, Inc.	165,886
6,449	Yum! Brands, Inc.	315,098
		2,288,516
	Savings Banks (0.6%)
5,987	Golden West Financial Corp.	406,517
8,351	Sovereign Bancorp, Inc.	182,970
23,184	Washington Mutual, Inc.	988,102
		1,577,589

	Semiconductors (2.5%)
11,244	Advanced Micro Devices, Inc.*	372,851
8,401	Altera Corp.*	173,397
8,561	Analog Devices, Inc.	327,801
6,881	Applied Micro Circuits Corp.*	28,006
10,299	Broadcom Corp. (Class A)*	444,505
9,596	Freescale Semiconductor Inc. (Class B)*	266,481
137,552	Intel Corp.	2,661,631
7,148	Linear Technology Corp.	250,752
9,158	LSI Logic Corp.*	105,866
7,496	Maxim Integrated Products, Inc.	278,476
14,468	Micron Technology, Inc.*	212,969
7,891	National Semiconductor Corp.	219,685
4,002	NVIDIA Corp.*	229,155
4,344	PMC - Sierra, Inc.*	53,388
37,418	Texas Instruments Inc.	1,214,962
8,061	Xilinx, Inc.	205,233
		7,045,158
	Services to the Health Industry (0.4%)
3,422	Express Scripts, Inc.*	300,794
4,659	IMS Health Inc.	120,062
2,930	Laboratory Corp. of America Holdings*	171,346
7,117	Medco Health Solutions Inc.*	407,235
3,804	Quest Diagnostics Inc.	195,145
		1,194,582
	Specialty Insurance (0.2%)
2,467	Ambac Financial Group, Inc.	196,373
3,133	MBIA Inc.	188,387
2,046	MGIC Investment Corp.	136,325
		521,085
	Specialty Stores (0.5%)
4,235	AutoNation, Inc.*	91,264
1,292	AutoZone, Inc.*	128,799
6,557	Bed Bath & Beyond Inc.*	251,789
6,914	Office Depot, Inc.*	257,477
1,657	OfficeMax Inc.	49,992
17,037	Staples, Inc.	434,784
3,326	Tiffany & Co.	124,858
		1,338,963
	Specialty Telecommunications (0.2%)
3,063	CenturyTel, Inc.	119,825
7,680	Citizens Communications Co.	101,914
36,270	Qwest Communications International, Inc.*	246,636
		468,375

	Steel (0.2%)
2,021	Allegheny Technologies Inc.		123,645
3,634	Nucor Corp.		380,807
2,545	United States Steel Corp.		154,431
			658,883
	Telecommunication Equipment (1.8%)
2,738	ADC Telecommunications, Inc.*		70,065
3,725	Andrew Corp.*		45,743
13,616	CIENA Corp.*		70,939
4,723	Comverse Technology, Inc.*		111,132
36,147	Corning, Inc.*		972,716
104,495	Lucent Technologies Inc.*		318,710
58,444	Motorola, Inc.		1,338,952
38,726	QUALCOMM, Inc.		1,959,923
10,531	Tellabs, Inc.*		167,443
			5,055,623
	Tobacco (1.4%)
48,795	Altria Group, Inc.		3,457,614
2,000	Reynolds American, Inc.		211,000
3,824	UST, Inc.		159,078
			3,827,692
	Tools/Hardware (0.1%)
1,809	Black & Decker Corp.		157,184
1,363	Snap-On, Inc.		51,958
1,694	Stanley Works (The)		85,818
			294,960
	Trucks/Construction/Farm Machinery (0.7%)
15,686	Caterpillar Inc.		1,126,412
1,086	Cummins Inc.		114,139
5,539	Deere & Co.		437,858
1,442	Navistar International Corp.*		39,770
3,958	PACCAR, Inc.		278,960
			1,997,139
	Wholesale Distributors (0.1%)
4,043	Genuine Parts Co.		177,205
1,788	Grainger (W.W.), Inc.		134,726
			311,931

	TOTAL INVESTMENTS
	(Cost $221,396,708) (c)	97.8%	272,661,359
	OTHER ASSETS IN EXCESS OF LIABILITIES	2.2	6,252,006
	NET ASSETS	100.0%	$278,913,365

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $189,000.
(a)	A security with total market value equal to $0 have been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)	Securities have been designated as collateral in an amount equal to $5,982,363 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $74,481,010 and the aggregate gross unrealized depreciation is $23,216,359, resulting in net unrealized appreciation of $51,264,651.

FUTURES CONTRACTS OPEN AT MARCH 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

6	Long	S&P 500 Index June 2006	$1,954,950	$31,620

65	Long	S&P 500 Index E-Mini June 2006	4,235,725	(12,500)

		Net Unrealized Appreciation		$19,120

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.7%)
	Australia (3.6%)
	Beverages: Alcoholic
139,800	McGuigan Simeon Wines Ltd.	$326,905

	Data Processing Services
75,200	Computershare Ltd.	395,788

	Other Consumer Services
57,000	A.B.C. Learning Centres Ltd.	339,537

	Total Australia	1,062,230

	Bermuda (4.2%)
	Insurance Brokers/Services
13,500	Willis Group Holdings Ltd.	462,510

	Multi-Line Insurance
15,100	Axis Capital Holdings Ltd.	451,490

	Semiconductors
6,546	Marvell Technology Group, Ltd.*	354,139

	Total Bermuda	1,268,139

	British Virgin Islands (1.5%)
	Electronic Equipment/Instruments
19,200	Nam Tai Electronics, Inc.	439,872

	Canada (2.8%)
	Biotechnology
22,900	Angiotech Pharmaceuticals, Inc.*	338,920

	Food: Specialty/Candy
58,200	SunOpta Inc.*	501,102

	Total Canada	840,022

	Denmark (1.5%)
	Major Banks
12,200	Danske Bank A/S	452,453

	Germany (4.1%)
	Apparel/Footwear
2,202	Adidas-Salomon AG	435,274

	Finance/Rental/Leasing
2,217	Grenkeleasing AG	149,687

	Financial Conglomerates
4,604	Hypo Real Estate Holding AG	315,481

	Pharmaceuticals: Major
3,000	Schering AG	311,752

	Total Germany	1,212,194

	Hong Kong (6.3%)
	Agricultural Commodities/Milling
814,000	Global Bio-Chem Technology Group Co., Ltd.	427,482

	Apparel/Footwear Retail
104,500	Esprit Holdings Ltd.	813,429

	Computer Processing Hardware
696,000	Lenovo Group Ltd.	264,605

	Wholesale Distributors
162,000	Li & Fung Ltd.	365,358

	Total Hong Kong	1,870,874

	Israel (1.0%)
	Pharmaceuticals: Other
7,200	Teva Pharmaceutical Industries Ltd. (ADR)	296,496

	Italy (2.6%)
	Major Banks
108,000	UniCredito Italiano SpA	780,344

	Japan (3.5%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	516,405

	Industrial Machinery
25,500	OSG Corp.	542,668

	Total Japan	1,059,073

	Mexico (1.2%)
	Beverages: Non-Alcoholic
3,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units)†	357,474

	Norway (0.6%)
	Telecommunication Equipment
18,700	Tandberg ASA	168,953

	Singapore (4.9%)
	Airlines
62,000	Singapore Airlines Ltd.	537,029

	Electronic Components
46,400	Flextronics International Ltd.*	480,240

	Marine Shipping
601,000	Cosco Corp (Singapore) Ltd.	457,359

	Total Singapore	1,474,628

	South Africa (1.4%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd.*	430,952

	Spain (8.7%)
	Apparel/Footwear Retail
10,200	Industria de Diseno Textil, S.A. (Inditex)	393,515

	Broadcasting
17,800	Antena 3 Television S.A.	459,037
18,800	Gestevision Telecinco S.A.	469,340
		928,377
	Major Banks
15,331	Banco Bilbao Vizcaya Argentaria, S.A.	319,783
43,084	Banco Santander Central Hispano S.A.	628,861
		948,644
	Major Telecommunications
21,738	Telefonica S.A.	340,989

	Total Spain	2,611,525

	Switzerland (1.8%)
	Financial Conglomerates
5,033	UBS AG (Registered Shares)	552,492

	Taiwan (1.5%)
	Semiconductors
43,800	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	440,628

	United Kingdom (10.5%)
	Beverages: Alcoholic
29,900	SABMiller PLC	589,725

	Hotels/Resorts/Cruiselines
8,092	Carnival PLC	397,596

	Investment Managers
12,471	Man Group PLC	533,726

	Major Banks
14,773	Royal Bank of Scotland Group PLC	480,404
20,169	Standard Chartered PLC	501,449
		981,853
	Pharmaceuticals: Other
41,548	Shire PLC	637,318

	Total United Kingdom	3,140,218

	United States (34.0%)
	Apparel/Footwear
15,900	Under Armour, Inc. (Class A)*	515,160

	Biotechnology
8,611	Amgen Inc.*	626,450
5,141	Genentech, Inc.*	434,466
7,300	Gilead Sciences, Inc.*	454,206
		1,515,122
	Computer Processing Hardware
12,565	Apple Computer, Inc.*	788,077

	Electric Utilities
8,000	Constellation Energy Group, Inc.	437,680

	Electronic Components
12,200	Amphenol Corp. (Class A)	636,596

	Industrial Specialties
7,500	Mine Safety Appliances Co.	315,000

	Investment Banks/Brokers
4,100	Goldman Sachs Group, Inc. (The)	643,536
6,009	Merrill Lynch & Co., Inc.	473,269
		1,116,805
	Life/Health Insurance
9,700	AFLAC, Inc.	437,761

	Managed Health Care
10,500	UnitedHealth Group Inc.	586,530

	Media Conglomerates
37,516	News Corp Inc. (Class A)	623,141

	Medical Specialties
8,400	Bard (C.R.), Inc.	569,604
6,200	Fisher Scientific International, Inc.*	421,910
		991,514
	Miscellaneous Commercial Services
10,700	FTI Consulting, Inc.*	305,271

	Packaged Software
27,121	Symantec Corp.*	456,446

	Pharmaceuticals: Major
9,844	Johnson & Johnson	582,962

	Specialty Stores
12,640	Staples, Inc.	322,573

	Telecommunication Equipment
19,841	Corning, Inc.*	533,921

	Total United States	10,164,559

	Total Common Stocks
	(Cost $26,710,982)	28,623,126

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (4.1%)
	Repurchase Agreement
$1,215	The Bank of New York 4.688% due 04/03/06
	(dated 03/31/06; proceeds $1,215,274) (a)
	(Cost $1,214,799)		1,214,799

	Total Investments
	(Cost $27,925,781) (b)	99.8%	29,837,925
	Other Assets in Excess of Liabilities	0.2	67,566

	Net Assets	100.0%	$29,905,491

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Collaterized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $1,120,668.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,303,573, and the aggregate gross unrealized depreciation is $391,429, resulting in net unrealized appreciation of $1,912,144.

FOREIGN CURRENCY CONTRACT OPEN AT MARCH 31, 2006:

CONTRACT	IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER	FOR		DATE	APPRECIATION

$5,218	EUR	4,317	04/03/06	$23

Currency Abbreviation:
EUR	Euro.

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments March 31, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS

Major Banks	$3,163,294		10.6%
Biotechnology	1,854,042		6.2
Repurchase Agreement	1,214,799		4.1
Apparel/Footwear Retail	1,206,944		4.0
Electronic Components	1,116,836		3.7
Investment Banks/Brokers	1,116,805		3.7
Computer Processing Hardware	1,052,682		3.5
Medical Specialties	991,514		3.3
Apparel/Footwear	950,434		3.2
Pharmaceuticals: Other	933,814		3.1
Broadcasting	928,377		3.1
Beverages: Alcoholic	916,630		3.1
Pharmaceuticals: Major	894,714		3.0
Financial Conglomerates	867,973		2.9
Semiconductors	794,767		2.7
Telecommunication Equipment	702,874		2.4
Media Conglomerates	623,141		2.1
Managed Health Care	586,530		2.0
Industrial Machinery	542,668		1.8
Airlines	537,029		1.8
Investment Managers	533,726		1.8
Home Building	516,405		1.7
Food: Specialty/Candy	501,102		1.7
Insurance Brokers/Services	462,510		1.6
Marine Shipping	457,359		1.5
Packaged Software	456,446		1.5
Multi-Line Insurance	451,490		1.5
Electronic Equipment/Instruments	439,872		1.5
Life/Health Insurance	437,761		1.5
Electric Utilities	437,680		1.5
Pharmaceuticals: Generic Drugs	430,952		1.4
Agricultural Commodities/Milling	427,482		1.4
Hotels/Resorts/Cruiselines	397,596		1.3
Data Processing Services	395,788		1.3
Wholesale Distributors	365,358		1.2
Beverages: Non-Alcoholic	357,474		1.2
Major Telecommunications	340,989		1.1
Other Consumer Services	339,537		1.1
Specialty Stores	322,573		1.1
Industrial Specialties	315,000		1.1
Miscellaneous Commercial Services	305,271		1.0
Finance/Rental/Leasing	149,687		0.5

	$29,837,925	*	99.8%

*                 Does not include an open foreign currency contract with unrealized appreciation of $23.

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.9%)
	Advertising/Marketing Services (3.2%)
29,700	Getty Images, Inc.*	$2,223,936

	Air Freight/Couriers (4.6%)
32,700	C.H. Robinson Worldwide, Inc.	1,605,243
18,600	Expeditors International of Washington, Inc.	1,606,854
		3,212,097
	Biotechnology (1.5%)
18,831	Gen-Probe Inc.*	1,037,965

	Casino/Gaming (3.1%)
26,900	Station Casinos, Inc.	2,135,053

	Chemicals: Agricultural (4.3%)
34,910	Monsanto Co.	2,958,622

	Discount Stores (7.2%)
50,425	Costco Wholesale Corp.	2,731,018
17,200	Sears Holdings Corp.*	2,274,528
		5,005,546
	Electronic Production Equipment (1.6%)
35,500	Tessera Technologies, Inc.*	1,138,840

	Financial Conglomerates (4.3%)
54,600	Brookfield Asset Management Inc. (Class A) (Canada)	3,006,276

	Gas Distributors (1.3%)
13,000	Questar Corp.	910,650

	Home Building (3.1%)
30,200	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	1,066,966
1,449	NVR, Inc.*	1,070,738
		2,137,704
	Hotels/Resorts/Cruiselines (2.7%)
39,600	Carnival Corp. (Panama)	1,875,852

	Internet Retail (1.4%)
27,500	Amazon.com, Inc.*	1,004,025

	Internet Software/Services (8.7%)
9,425	Google, Inc. (Class A)*	3,675,750
74,200	Yahoo!, Inc.*	2,393,692
		6,069,442
	Investment Banks/Brokers (5.1%)
3,200	Chicago Mercantile Exchange Holdings, Inc	1,432,000
31,680	Greenhill & Co., Inc.	2,094,365
		3,526,365
	Medical Specialties (2.0%)
38,800	Dade Behring Holdings, Inc.	1,385,548

	Miscellaneous Commercial Services (7.3%)
37,000	Corporate Executive Board Co. (The)	3,733,300
32,200	Iron Mountain Inc.*	1,311,828
		5,045,128

	Oil & Gas Production (9.9%)
28,746	Southwestern Energy Co.*	925,334
95,280	Ultra Petroleum Corp. (Canada)*	5,936,897
		6,862,231
	Other Consumer Services (6.4%)
81,000	eBay, Inc.*	3,163,860
12,600	Strayer Education, Inc.	1,288,476
		4,452,336
	Packaged Software (3.1%)
36,500	Red Hat, Inc.*	1,021,270
30,900	Salesforce.com Inc.*	1,122,597
		2,143,867
	Personnel Services (2.1%)
29,300	Monster Worldwide, Inc.*	1,460,898

	Property - Casualty Insurers (3.0%)
695	Berkshire Hathaway, Inc. (Class B)*	2,093,340

	Recreational Products (2.6%)
32,900	Electronic Arts, Inc.*	1,800,288

	Restaurants (1.3%)
18,700	P.F. Chang’s China Bistro, Inc.*	921,723

	Semiconductors (1.4%)
17,500	Marvell Technology Group, Ltd. (Bermuda)*	946,750

	Services to the Health Industry (2.4%)
24,960	Stericycle, Inc.*	1,687,795

	Specialty Telecommunications (2.3%)
56,797	Crown Castle International Corp.*	1,610,195

	Wireless Telecommunications (3.0%)
60,500	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	2,072,730

	Total Common Stocks (Cost $51,842,163)	68,725,202

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.2%)
	Repurchase Agreement
$859	The Bank of New York 4.688% due 04/03/06 (dated 03/31/06; proceeds $859,192) (a) (Cost $858,857)		858,857

	Total Investments (Cost $52,701,020) (b)	100.1%	69,584,059

	Liabilities in Excess of Other Assets	(0.1)	(44,907)

	Net Assets	100.0%	$69,539,152

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $856,540.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,364,059 and the aggregate gross unrealized depreciation is $481,020, resulting in net unrealized appreciation of $16,883,039.

Morgan Stanley Variable Investment Series - Information Fund

Portfolio of Investment March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Aerospace & Defense (5.5%)
4,100	Goodrich Corp.	$178,801
3,900	Lockheed Martin Corp.	293,007
3,900	Raytheon Co.	178,776
		650,584
	Biotechnology (13.4%)
3,400	Amgen Inc.*	247,350
3,100	Biogen Idec Inc.*	146,010
4,100	Celgene Corp.*	181,302
2,200	Genentech, Inc.*	185,922
4,100	Genzyme Corp.*	275,602
2,000	Gilead Sciences, Inc.*	124,440
3,900	MedImmune, Inc.*	142,662
4,100	Millipore Corp.*	299,546
		1,602,834
	Commercial Printing/Forms (0.5%)
2,000	VistaPrint Ltd. (Bermuda)*	59,700

	Computer Communications (2.3%)
5,110	Cisco Systems, Inc.*	110,734
4,120	Juniper Networks, Inc.*	78,774
4,200	QLogic Corp.*	81,270
		270,778
	Computer Peripherals (1.2%)
4,050	Network Appliance, Inc.*	145,921

	Computer Processing Hardware (7.5%)
4,080	Apple Computer, Inc.*	255,898
11,190	Hewlett-Packard Co.	368,151
3,700	NCR Corp.*	154,623
2,250	Rackable System Inc.*	118,913
		897,585
	Data Processing Services (6.9%)
4,100	Automatic Data Processing, Inc.	187,288
3,900	Computer Sciences Corp.*	216,645
3,900	DST Systems, Inc.*	225,966
4,100	First Data Corp.	191,962
		821,861
	Electronic Components (1.5%)
4,100	Jabil Circuit, Inc.*	175,726

	Electronic Equipment/Instruments (4.6%)
4,100	Agilent Technologies, Inc.*	153,955
2,700	Sunpower Corp. (Class A)*	103,032
4,000	Tektronix, Inc.	142,840
4,100	Thermo Electron Corp.*	152,069
		551,896
	Electronic Production Equipment (5.7%)
4,070	Applied Materials, Inc.	71,266
3,900	KLA-Tencor Corp.	188,604
3,870	Lam Research Corp.*	166,410
4,300	Novellus Systems, Inc.*	103,200
4,100	Synopsys, Inc.*	91,635
4,100	Teradyne, Inc.*	63,591
		684,706
	Information Technology Services (2.2%)
4,000	Citrix Systems, Inc.*	151,600
2,450	Satyam Computer Services Ltd. (ADR) (India)	107,212
		258,812

	Internet Software/Services (5.5%)
1,010	Google, Inc. (Class A)*		393,900
8,190	Yahoo!, Inc.*		264,209
			658,109
	Investment Banks/Brokers (0.8%)
200	Chicago Mercantile Exchange Holdings, Inc		89,500

	Medical Specialties (3.2%)
4,100	Medtronic, Inc.		208,075
4,100	St. Jude Medical, Inc.*		168,100
			376,175
	Other Consumer Services (2.7%)
8,190	eBay, Inc.*		319,901

	Packaged Software (11.0%)
4,070	Adobe Systems, Inc.*		142,124
4,100	Autodesk, Inc.*		157,932
3,900	Cognos, Inc. (Canada)*		151,710
4,100	McAfee Inc.*		99,753
15,000	Microsoft Corp.		408,150
4,100	SAP AG (ADR) (Germany)		222,712
8,050	Symantec Corp.*		135,482
			1,317,863
	Recreational Products (1.8%)
3,870	Electronic Arts, Inc.*		211,766

	Semiconductors (13.1%)
4,310	Advanced Micro Devices, Inc.*		142,920
4,500	Altera Corp.*		92,880
4,100	Analog Devices, Inc.		156,989
4,500	Broadcom Corp. (Class A)*		194,220
4,100	Cypress Semiconductor Corp.*		69,495
4,090	Intel Corp.		79,141
4,090	Linear Technology Corp.		143,477
2,210	Marvell Technology Group, Ltd. (Bermuda)*		119,561
4,300	Maxim Integrated Products, Inc.		159,745
4,100	Micron Technology, Inc.*		60,352
4,090	National Semiconductor Corp.		113,866
4,080	Texas Instruments Inc.		132,478
4,040	Xilinx, Inc.		102,858
			1,567,982
	Services to the Health Industry (0.3%)
2,000	Allscripts Healthcare Solutions, Inc.*		36,620

	Telecommunication Equipment (8.9%)
4,100	ADC Telecommunications, Inc.*		104,919
4,060	Corning, Inc.*		109,255
4,100	Harris Corp.		193,889
4,100	Motorola, Inc.		93,931
4,100	Nokia Corp. (ADR) (Finland)		84,952
4,040	QUALCOMM Inc.		204,464
3,250	Research In Motion Ltd. (Canada)*		275,860
			1,067,270

	Total Investments
	(Cost $11,686,386) (a)	98.6%	11,765,589

	Other Assets in Excess of Liabilities	1.4	163,232

	Net Assets	100.0%	$11,928,821

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $540,629 and the aggregate gross unrealized depreciation is $461,426, resulting in net unrealized appreciation of $79,203.

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments March 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (66.7%)
	Advertising/Marketing Services (0.7%)
34,020	Omnicom Group, Inc.	$2,832,165

	Aerospace & Defense (1.8%)
63,080	Northrop Grumman Corp.	4,307,733
55,445	Raytheon Co.	2,541,599
		6,849,332

	Agricultural Commodities/Milling (1.5%)
168,720	Archer-Daniels-Midland Co.	5,677,428

	Beverages: Non-Alcoholic (1.2%)
66,605	Coca-Cola Co. (The)	2,788,751
92,690	Coca-Cola Enterprises Inc.	1,885,315
		4,674,066

	Biotechnology (2.4%)
92,760	Celgene Corp.*	4,101,847
38,460	Gilead Sciences, Inc.*	2,392,981
74,470	Vertex Pharmaceuticals Inc.*	2,724,857
		9,219,685

	Chemicals: Major Diversified (0.6%)
53,890	Dow Chemical Co. (The)	2,187,934

	Computer Communications (1.2%)
216,840	Cisco Systems, Inc.*	4,698,923

	Computer Peripherals (0.8%)
228,545	EMC Corp.*	3,115,068

	Computer Processing Hardware (1.7%)
105,320	Apple Computer, Inc.*	6,605,670

	Department Stores (0.7%)
50,605	Kohl’s Corp.*	2,682,571

	Discount Stores (1.2%)
81,565	Costco Wholesale Corp.	4,417,560

	Electric Utilities (0.8%)
30,930	Ameren Corp.	1,540,933
32,315	FirstEnergy Corp.	1,580,204
		3,121,137

	Electrical Products (1.1%)
51,485	Emerson Electric Co.	4,305,691

	Electronic Production Equipment (0.8%)
172,875	Applied Materials, Inc.	3,027,041

	Electronics/Appliances (1.0%)
79,800	Sony Corp. (ADR) (Japan)	3,676,386

	Environmental Services (1.3%)
143,650	Waste Management, Inc.	5,070,845

	Financial Conglomerates (3.4%)
76,260	American Express Co.	4,007,463
99,625	Citigroup, Inc.	4,706,285
101,255	JPMorgan Chase & Co.	4,216,258
		12,930,006
	Food: Major Diversified (1.8%)
84,965	Kellogg Co.	3,741,859
106,545	Kraft Foods Inc. (Class A)	3,229,379
		6,971,238
	Household/Personal Care (0.8%)
49,980	Colgate-Palmolive Co.	2,853,858

	Industrial Conglomerates (2.1%)
103,035	General Electric Co.	3,583,557
109,700	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,584,363
		8,167,920
	Information Technology Services (1.5%)
30,360	Electronic Data Systems Corp.	814,559
59,010	International Business Machines Corp.	4,866,555
		5,681,114
	Integrated Oil (2.2%)
40,230	BP PLC (ADR) (United Kingdom)	2,773,456
56,325	Exxon Mobil Corp.	3,427,940
35,240	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,194,042
		8,395,438
	Internet Software/Services (1.6%)
9,185	Google, Inc. (Class A)*	3,582,150
78,425	Yahoo!, Inc.*	2,529,991
		6,112,141
	Investment Banks/Brokers (1.3%)
278,800	Schwab (Charles) Corp. (The)	4,798,148

	Major Banks (2.0%)
106,680	Bank of America Corp.	4,858,207
45,470	Wells Fargo & Co.	2,904,169
		7,762,376
	Major Telecommunications (0.6%)
82,867	AT&T Inc.	2,240,724

	Media Conglomerates (0.7%)
169,310	Time Warner, Inc.	2,842,715

	Medical Specialties (2.2%)
44,235	Bard (C.R.), Inc.	2,999,575
40,895	Fisher Scientific International, Inc.*	2,782,905
61,450	Hospira, Inc.*	2,424,817
		8,207,297
	Motor Vehicles (2.1%)
523,770	Ford Motor Co.	4,169,209
130,100	Honda Motor Co., Ltd. (ADR) (Japan)	4,027,896
		8,197,105
	Movies/Entertainment (1.2%)
68,780	Pixar, Inc.*	4,411,549

	Oilfield Services/Equipment (1.7%)
47,780	Halliburton Co.	3,488,896
81,740	Smith International, Inc.	3,184,590
		6,673,486
	Other Consumer Services (0.9%)
91,100	eBay, Inc.*	3,558,366

	Packaged Software (3.0%)
159,340	Microsoft Corp.*	4,335,641
326,280	Oracle Corp.*	4,466,773
120,720	Sybase, Inc.*	2,549,606
		11,352,020
	Pharmaceuticals: Major (2.6%)
53,100	Johnson & Johnson	3,144,582
52,910	Lilly (Eli) & Co.	2,925,923
79,860	Wyeth	3,874,807
		9,945,312
	Property - Casualty Insurers (0.9%)
65,320	Allstate Corp. (The)	3,403,825

	Railroads (0.9%)
38,000	Union Pacific Corp.	3,547,300

	Semiconductors (2.6%)
107,510	Freescale Semiconductor Inc. (Class B)*	2,985,553
112,310	Intel Corp.	2,173,199
190,390	Micron Technology, Inc.*	2,802,541
194,448	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,956,147
		9,917,440
	Specialty Telecommunications (1.2%)
341,400	Citizens Communications Co.	4,530,378

	Steel (3.5%)
58,200	Nucor Corp.	6,098,778
120,820	United States Steel Corp.	7,331,358
		13,430,136
	Telecommunication Equipment (4.4%)
220,000	Corning, Inc.*	5,920,200
237,700	Motorola, Inc.	5,445,707

264,500	Nokia Corp. (ADR) (Finland)	5,480,440
		16,846,347
	Tobacco (1.3%)
69,630	Altria Group, Inc.	4,933,982

	Trucks/Construction/Farm Machinery (1.4%)
75,525	Caterpillar Inc.	5,423,450

	Total Common Stocks (Cost $182,821,348)	255,295,173

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (5.2%)
	Advertising/Marketing Services (0.0%)
$150	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	148,355

	Aerospace & Defense (0.1%)
150	Northrop Grumman Corp.	4.079	11/16/06	148,951
89	Raytheon Co.	6.15	11/01/08	90,754
282	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	293,804
				533,509
	Air Freight/Couriers (0.0%)
140	Fedex Corp.	2.65	04/01/07	136,127

	Airlines (0.1%)
355	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	366,757
125	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	125,267
				492,024
	Apparel/Footwear Retail (0.0%)
115	Limited Brands, Inc.	6.95	03/01/33	112,594

	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd.- 144A** (Australia)	5.125	06/15/15	192,349
195	Miller Brewing Co. - 144A**	4.25	08/15/08	190,344
				382,693
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications Inc.	6.75	01/30/11	114,463
25	Comcast Corp.	7.625	02/15/08	25,867
190	TCI Communications, Inc.	7.875	02/15/26	208,861
				349,191
	Casino/Gaming (0.1%)
250	Harrah’s Operating Co., Inc.	5.625	06/01/15	239,964

	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	101,297

	Containers/Packaging (0.1%)
260	Sealed Air Corp. - 144A**	5.625	07/15/13	253,067

	Department Stores (0.1%)
275	May Department Stores Co., Inc.	5.95		11/01/08	278,475

	Electric Utilities (0.7%)
195	Ameren Corp.	4.263		05/15/07	192,474
210	Arizona Public Service Co.	5.80		06/30/14	207,186
50	Arizona Public Service Co.	6.75		11/15/06	50,357
185	Carolina Power & Light Co.	5.125		09/15/13	179,736
225	CC Funding Trust I	6.90		02/16/07	227,498
130	Cincinnati Gas & Electric Co.	5.70		09/15/12	129,670
95	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	89,219
170	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	173,905
125	Consumers Energy Co. (Series H)	4.80		02/17/09	122,539
90	Detroit Edison Co. (The)	6.125		10/01/10	92,099
85	Entergy Gulf States, Inc.	3.60		06/01/08	81,335
130	Entergy Gulf States, Inc.	4.81	†	12/01/09	128,627
260	FPL Group Capital Inc.	3.25		04/11/06	259,916
190	Pacific Gas & Electric Co.	6.05		03/01/34	186,548
45	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	43,887
125	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	121,256
100	Texas Eastern Transmission, LP	7.00		07/15/32	111,346
145	Wisconsin Electric Power Co.	3.50		12/01/07	140,749
					2,538,347
	Electrical Products (0.1%)
215	Cooper Industries Inc.	5.25		07/01/07	214,145
175	Cooper Industries Inc. - 144A**	5.25		11/15/12	171,914
					386,059
	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	125,430

	Finance/Rental/Leasing (0.5%)
150	CIT Group, Inc.	2.875		09/29/06	148,407
125	CIT Group, Inc. (Series MTN)	4.75		08/15/08	123,437
260	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	248,925
255	MBNA Corp.	4.72	†	05/05/08	257,016
260	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	249,619
375	Residential Capital Corp.	6.375		06/30/10	378,129
170	SLM Corp.	4.00		01/15/10	160,475
195	SLM Corp. (Series MTNA)	5.00		10/01/13	187,109
					1,753,117
	Financial Conglomerates (0.2%)
360	Chase Manhattan Corp.	6.00		02/15/09	365,770
125	Citigroup Inc.	5.75		05/10/06	125,093
125	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	119,412
290	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	323,979
					934,254
	Food: Major Diversified (0.1%)
70	ConAgra Foods, Inc.	7.00		10/01/28	72,629
90	ConAgra Foods, Inc.	8.25		09/15/30	105,744
105	Heinz (H.J.) Co. - 144A**	6.428		12/01/08	106,919
					285,292

	Food: Retail (0.0%)
150	Fred Meyer, Inc.	7.45		03/01/08	155,085

	Gas Distributors (0.1%)
130	NiSource Finance Corp.	5.344	†	11/23/09	130,547
15	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628		09/15/06	15,509
125	Sempra Energy	4.621		05/17/07	123,921
					269,977
	Home Furnishings (0.1%)
120	Mohawk Industries, Inc.	6.125		01/15/16	119,031
115	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	120,441
					239,472
	Hotels/Resorts/Cruiselines (0.0%)
170	Hyatt Equities LLC - 144A**	6.875		06/15/07	172,403

	Household/Personal Care (0.1%)
240	Clorox Co. (The)	5.025	†	12/14/07	240,615

	Industrial Conglomerates (0.1%)
135	Textron Financial Corp.	4.125		03/03/08	132,153
185	Textron Financial Corp. (Series MTN)	5.125		02/03/11	181,946
					314,099
	Insurance Brokers/Services (0.2%)
375	Farmers Exchange Capital - 144A**	7.05		07/15/28	381,427
315	Marsh & McLennan Companies, Inc.	5.375		07/15/14	302,370
					683,797
	Investment Banks/Brokers (0.0%)
30	Goldman Sachs Group Inc. (The)	5.25		10/15/13	29,251

	Major Banks (0.3%)
75	Bank of New York Co., Inc. (The)	5.20		07/01/07	74,870
115	HSBC Finance Corp.	6.75		05/15/11	121,200
315	USB Capital IX ‡ ‡	6.189	†	03/29/49	312,555
810	Wachovia Capital Trust III ‡ ‡	5.80	†	08/29/49	796,650
					1,305,275
	Major Telecommunications (0.3%)
215	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.25		06/15/30	257,931
210	France Telecom S.A. (France)	8.50		03/01/31	263,082
125	SBC Communications, Inc.	6.15		09/15/34	119,091
60	Sprint Capital Corp.	8.75		03/15/32	75,234
110	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	106,058
165	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	155,249
					976,645
	Managed Health Care (0.0%)
150	WellPoint Health Networks Inc.	6.375		06/15/06	150,387
40	WellPoint Inc.	3.75		12/14/07	38,969
					189,356
	Media Conglomerates (0.0%)
195	News America Inc. - 144A**	6.40		12/15/35	187,048

	Motor Vehicles (0.0%)
100	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	117,318

	Multi-Line Insurance (0.4%)
490	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	509,036
290	American General Finance Corp. (Series MTNF)	5.875		07/14/06	290,711
325	AXA Financial Inc.	6.50		04/01/08	332,109
25	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	24,896
45	International Lease Finance Corp.	3.75		08/01/07	44,045
225	Two-Rock Pass Through - 144A** (Bahamas)‡	5.68	†	12/31/49	223,866
					1,424,663
	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	196,821

	Property - Casualty Insurers (0.3%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	291,965
150	Platinum Underwriters Finance Holdings, Ltd. (Series B) (Bahamas)	6.371		11/16/07	149,463
120	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	120,657
210	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	208,197
285	XLLIAC Global Funding - 144A**	4.80		08/10/10	276,527
					1,046,809
	Pulp & Paper (0.0%)
140	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	133,345

	Railroads (0.2%)
103	Burlington North Santa Fe Railway Co.	4.575		01/15/21	97,291
130	Burlington North Santa Fe Railway Co.	6.125		03/15/09	132,866
120	Norfolk Southern Corp.	7.35		05/15/07	122,782
75	Union Pacific Corp.	6.65		01/15/11	78,249
100	Union Pacific Corp. - 144A** (Series 2004-2)	5.214		09/30/14	97,059
60	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	61,353
					589,600
	Real Estate Development (0.1%)
481	World Financial Properties - 144A** (Series 1996 WFP- B)	6.91		09/01/13	504,826

	Real Estate Investment Trusts (0.1%)
260	EOP Operating L.P.	6.763		06/15/07	264,041

	Regional Banks (0.1%)
300	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	292,460

	Savings Banks (0.2%)
170	Household Finance Corp.	4.125		12/15/08	164,926
95	Household Finance Corp.	5.875		02/01/09	96,384
75	Household Finance Corp.	6.375		10/15/11	77,911
100	Household Finance Corp.	6.40		06/17/08	102,242
100	Sovereign Bank (Series CD)	4.00		02/01/08	97,817
165	Washington Mutual Bank	5.50		01/15/13	163,306
120	Washington Mutual Inc.	8.25		04/01/10	130,713
					833,299
	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	53,644
220	Caterpillar Financial Services Corp. (Series MTNF)	4.84	†	08/20/07	220,324
					273,968

	Wireless Telecommunications (0.1%)
195	Vodafone Group PLC (United Kingdom)	4.611	†	12/28/07	195,157

	Total Corporate Bonds (Cost $19,955,729)				19,685,125

	U.S. Government Obligations (6.7%)
	U.S. Treasury Bonds
4,150		6.125		08/15/29	4,759,208
200		6.375		08/15/27	233,906
2,875		8.125		08/15/19	3,731,661
3,250		8.125		08/15/21	4,302,187
	U.S. Treasury Notes
2,900		3.125		05/15/07	2,845,854
2,700		3.375		02/15/08	2,630,602
500		4.00		11/15/12	476,055
2,080		4.25		08/15/13	2,001,189
3,900		4.25		11/15/13	3,747,050
	U.S. Treasury Strips
750		0.00		02/15/25	289,483
445		0.00		02/15/25	171,129
1,250		0.00		02/15/27	438,830

	Total U.S. Government Obligations (Cost $25,930,498)				25,627,154

	Asset-Backed Securities (3.7%)
	Finance/Rental/Leasing
500	American Express Credit Account Master Trust 2002-3 A	4.859	†	12/15/09	500,880
850	American Express Credit Account Master Trust 2003-3 A	4.859	†	11/15/10	852,207
100	Asset Backed Funding Certificates 2005-WF1 A2A	4.46	†	01/25/35	99,702
500	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	492,725
309	Capital Auto Receivables Asset Trust 2003-3 A3B	4.829	†	01/15/08	309,000
500	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	493,353
425	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	419,067
400	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	400,930
164	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	161,760
325	CNH Equipment Trust 2005-A A3	4.02		04/15/09	320,596
375	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	370,178
133	Equifirst Mortgage Loan Trust 2005-1 A1	4.878	†	04/25/35	133,056
325	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	322,107
300	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	299,109
400	GE Capital Credit Card Master Note Trust 2004-2 A	4.61	†	09/15/10	400,483
350	GE Dealer Floorplan Master Note Trust 2004-1 A	4.826	†	07/20/08	350,214
200	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	196,965
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	586,191
350	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	342,976
300	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	296,719
250	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	246,743
425	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	418,019
400	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	398,018
300	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	294,175

575	MBNA Credit Card Master Note Trust 2003-A3 A3	4.49	†	08/16/10	576,602
525	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	517,452
375	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	360,817
550	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	542,429
186	Novastar Home Equity Loan 2005-1 A2A	4.938	†	06/25/35	186,521
18	Residential Asset Securities Corp. 2004-KSB AI1	4.69	†	10/25/22	17,692
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	121,550
650	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	635,896
597	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	589,939
375	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	370,317
350	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	346,710
350	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	348,184
185	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	182,516
250	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	246,669
400	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	397,502
187	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	185,344

	Total Asset-Backed Securities (Cost $14,466,786)				14,331,313

	U.S. Government Agency - Mortgage-Backed Securities (3.5%)
94	Federal Home Loan Mortgage Corp.	7.50		01/01/30 - 04/01/31	98,182
	Federal Home Loan Mortgage Corp. PC Gold
6		6.50		05/01/29-12/01/31	5,836
258		8.00		01/01/30-12/01/30	274,365
	Federal National Mortgage Assoc.
3		6.50		11/01/29	3,286
2,844		7.00		10/01/27-10/01/35	2,930,337
150	††	7.00		04/01/36	154,500
1,399		7.50		08/01/29-09/01/35	1,462,231
985		8.00		11/01/29-06/01/31	1,050,676
	Federal National Mortgage Assoc. ARM
850	DD	0.25		04/25/36	877,890
1,475	DD	2.236		04/01/36	1,540,221
349		4.627		07/01/33	348,497
826		5.386		03/01/36	844,119
726		5.661		03/01/36	748,187
1,548		5.708		01/01/36	1,600,268
1,494		5.78		01/01/36	1,542,352

	Total U.S. Government Agency - Mortgage-Backed Securities (Cost $13,500,844)				13,480,947

	Collateralized Mortgage Obligations (0.3%)
525	Freddie Mac Whole Loan 2005-5001 2A2	4.968	†	09/25/45	527,018
8,450	Federal National Mortgage Assoc. 2006 - 28 1P (IO)	1.519	†	03/25/36	231,048
1,056	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	358,438

	Total Collateralized Mortgage Obligations (Cost $941,318)				1,116,504

	Foreign Government Obligations (0.1%)
200	United Mexican States (Mexico) (Series MTN)	8.30		08/15/31	242,200
110	United Mexican States (Mexico) (Series MTNA)	8.00		09/24/22	128,865

	Total Foreign Government Obligations (Cost $344,829)				371,065

	Short-Term Investments (a) (14.8%)
	U.S. Government Agencies & Obligations
56,350	Federal National Mortgage Assoc.	4.65	04/03/06	56,335,443
100	U.S. Treasury Bills***	4.26	07/13/06	98,805

	Total Short-Term Investments (Cost $56,434,224)			56,434,248

	Total Investments (Cost $314,395,576) (b) (c)		101.0%	386,341,529
	Liabilities in Excess of Other Assets		(1.0)	(3,900,959)
	Net Assets		100.0%	$382,440,570

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest - Only security.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $47,040.
‡	Foreign issued security with perpetual maturity.
‡ ‡	Security issued with perpetual maturity.
†	Variable rate security; rate shown is the rate in effect at March 31, 2006.
††	Security was purchased on forward commitment basis with an approximate principal amount and no definite maturity date;
the actual principal amount and maturity date will be determined upon settlement.
DD	Security purchased on a delayed delivery basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $19,071,573 in connection with securities purchased on a forward commitment basis, on a delayed delivery basis and open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $79,095,582 and the aggregate gross unrealized depreciation is
$7,149,629, resulting in net unrealized appreciation of $71,945,953.

Futures Contracts Open at March 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

2	Long	U.S. Treasury Bonds 20 year June 2006	$218,313	$(1,068)
29	Short	U.S. Treasury Notes 2 year June 2006	(5,911,922)	13,451
21	Long	U.S. Treasury Notes 5 year June 2006	2,193,188	(8,675)
73	Long	U.S. Treasury Notes 10 year June 2006	7,766,516	(106,513)

	Net Unrealized Depreciation			$(102,805)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006